UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09525

Rydex Dynamic Funds

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President
Rydex Dynamic Funds
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: 301-296-5100

Date of fiscal year end: March 31

Date of reporting period: December 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Attached hereto.

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 32.7%
Financial - 8.4%
Visa, Inc. — Class A	6,441	$1,688,830
Goldman Sachs Group, Inc.	6,441	1,248,459
Travelers Companies, Inc.	6,441	681,780
American Express Co.	6,441	599,271
JPMorgan Chase & Co.	6,441	403,078
Total Financial		4,621,418
Industrial - 6.2%
3M Co.	6,441	1,058,385
Boeing Co.	6,441	837,201
United Technologies Corp.	6,441	740,715
Caterpillar, Inc.	6,441	589,545
General Electric Co.	6,441	162,764
Total Industrial		3,388,610
Consumer, Non-cyclical - 5.0%
Johnson & Johnson	6,441	673,535
UnitedHealth Group, Inc.	6,441	651,121
Procter & Gamble Co.	6,441	586,711
Merck & Company, Inc.	6,441	365,784
Coca-Cola Co.	6,441	271,939
Pfizer, Inc.	6,441	200,637
Total Consumer, Non-cyclical		2,749,727
Consumer, Cyclical - 4.5%
Home Depot, Inc.	6,441	676,112
NIKE, Inc. — Class B	6,441	619,302
McDonald's Corp.	6,441	603,522
Wal-Mart Stores, Inc.	6,441	553,153
Total Consumer, Cyclical		2,452,089
Technology - 2.9%
International Business Machines Corp.	6,441	1,033,394
Microsoft Corp.	6,441	299,184
Intel Corp.	6,441	233,744
Total Technology		1,566,322
Energy - 2.4%
Chevron Corp.	6,441	722,552
Exxon Mobil Corp.	6,441	595,470
Total Energy		1,318,022
Communications - 2.4%
Walt Disney Co.	6,441	606,678
Verizon Communications, Inc.	6,441	301,310
AT&T, Inc.	6,441	216,353
Cisco Systems, Inc.	6,441	179,156
Total Communications		1,303,497
Basic Materials - 0.9%
EI du Pont de Nemours & Co.	6,441	476,248
Total Common Stocks
(Cost $15,798,729)	$17,875,933

	Face Amount
REPURCHASE AGREEMENTS††,1 - 9.1%
UMB Financial Corp. issued 12/31/14 at 0.01% due 01/02/15	$3,551,172	3,551,172
RBC Capital Markets issued 12/31/14 at 0.03% due 01/02/15	1,207,357	1,207,357
HSBC Group issued 12/31/14 at 0.02% due 01/02/15	241,471	241,471
Total Repurchase Agreements
(Cost $5,000,000)		5,000,000
Total Investments - 41.8%
(Cost $20,798,729)		$22,875,933
Other Assets & Liabilities, net - 58.2%		31,914,331
Total Net Assets - 100.0%		$54,790,264

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS PURCHASED†
March 2015 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $17,131,645)	193	$(23,867)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC January 2015 Dow Jones Industrial Average Index Swap, Terminating 01/29/15[2] (Notional Value $18,676,721)	1,048	$(242,674)
Barclays Bank plc January 2015 Dow Jones Industrial Average Index Swap, Terminating 01/31/15[2] (Notional Value $56,510,529)	3,171	(666,709)
(Total Notional Value $75,187,250)		$(909,383)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.
[2]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.
plc — Public Limited Company

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 63.8%
UMB Financial Corp. issued 12/31/14 at 0.01% due 01/02/15	$3,551,172	$3,551,172
RBC Capital Markets issued 12/31/14 at 0.03% due 01/02/15	1,207,357	1,207,357
HSBC Group issued 12/31/14 at 0.02% due 01/02/15	241,471	241,471
Total Repurchase Agreements
(Cost $5,000,000)		5,000,000
Total Investments - 63.8%
(Cost $5,000,000)		$5,000,000
Other Assets & Liabilities, net - 36.2%		2,836,626
Total Net Assets - 100.0%		$7,836,626

	Units	Unrealized Gain
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC January 2015 Dow Jones Industrial Average Index Swap, Terminating 01/29/15[2] (Notional Value $13,250,101)	743	$172,164
Barclays Bank plc January 2015 Dow Jones Industrial Average Index Swap, Terminating 01/31/15[2] (Notional Value $2,324,097)	130	13,582
(Total Notional Value $15,574,198)		$185,746

††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.
[2]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.
plc — Public Limited Company

Inverse NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 61.3%
Federal Farm Credit Bank[1]
0.10% due 03/12/15	$5,000,000	$4,999,710
Farmer Mac[1]
0.12% due 05/01/15	5,000,000	4,998,495
Total Federal Agency Discount Notes
(Cost $9,997,005)		9,998,205

REPURCHASE AGREEMENTS††,[2] - 2.5%
UMB Financial Corp. issued 12/31/14 at 0.01% due 01/02/15	293,159	293,159
RBC Capital Markets issued 12/31/14 at 0.03% due 01/02/15	99,671	99,671
HSBC Group issued 12/31/14 at 0.02% due 01/02/15	19,934	19,934
Total Repurchase Agreements
(Cost $412,764)		412,764
Total Investments - 63.8%
(Cost $10,409,769)		$10,410,969
Other Assets & Liabilities, net - 36.2%		5,916,301
Total Net Assets - 100.0%		$16,327,270

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS SOLD SHORT†
March 2015 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $846,650)	10	$15,821

	Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC January 2015 NASDAQ-100 Index Swap, Terminating 01/29/15[3] (Notional Value $23,012,437)	5,432	$422,079
Goldman Sachs International January 2015 NASDAQ-100 Index Swap, Terminating 01/27/15[3] (Notional Value $3,799,775)	897	69,732
Barclays Bank plc January 2015 NASDAQ-100 Index Swap, Terminating 01/31/15[3] (Notional Value $4,930,413)	1,164	34,309
(Total Notional Value $31,742,625)		$526,120

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Repurchase Agreements — See Note 4.
[3]	Total return based on NASDAQ-100 Index +/- financing at a variable rate.
plc — Public Limited Company

Inverse Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 9.2%
UMB Financial Corp. issued 12/31/14 at 0.01% due 01/02/15	$710,235	$710,235
RBC Capital Markets issued 12/31/14 at 0.03% due 01/02/15	241,471	241,471
HSBC Group issued 12/31/14 at 0.02% due 01/02/15	48,294	48,294
Total Repurchase Agreements
(Cost $1,000,000)		1,000,000
Total Investments - 9.2%
(Cost $1,000,000)		$1,000,000
Other Assets & Liabilities, net - 90.8%		9,821,476
Total Net Assets - 100.0%		$10,821,476

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS PURCHASED†
March 2015 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $2,642,860)	22	$(24,615)

	Units	Unrealized Gain
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC January 2015 Russell 2000 Index Swap, Terminating 01/29/15[2] (Notional Value $20,143,199)	16,721	$164,082
Barclays Bank plc January 2015 Russell 2000 Index Swap, Terminating 01/31/15[2] (Notional Value $2,139,892)	1,776	25,220
Goldman Sachs International January 2015 Russell 2000 Index Swap, Terminating 01/27/15[2] (Notional Value $1,951,962)	1,620	16,087
(Total Notional Value $24,235,053)		$205,389

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.
[2]	Total Return based on Russell 2000 Index +/- financing at a variable rate.
plc — Public Limited Company

Inverse S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 22.2%
Farmer Mac[1]
0.11% due 04/02/15	$5,000,000	$4,998,910
0.12% due 05/01/15	5,000,000	4,998,495
Total Farmer Mac		9,997,405
Total Federal Agency Discount Notes
(Cost $9,996,610)		9,997,405

REPURCHASE AGREEMENTS††,[2] - 11.2%
UMB Financial Corp. issued 12/31/14 at 0.01% due 01/02/15	3,551,172	3,551,172
RBC Capital Markets issued 12/31/14 at 0.03% due 01/02/15	1,207,357	1,207,357
HSBC Group issued 12/31/14 at 0.02% due 01/02/15	241,471	241,471
Total Repurchase Agreements
(Cost $5,000,000)		5,000,000
Total Investments - 33.4%
(Cost $14,996,610)		$14,997,405
Other Assets & Liabilities, net - 66.6%		29,842,586
Total Net Assets - 100.0%		$44,839,991

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS SOLD SHORT†
March 2015 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $21,648,600)	211	$(509,485)

	Units	Unrealized Gain
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC January 2015 S&P 500 Index Swap, Terminating 01/29/15[3] (Notional Value $31,269,516)	15,187	$443,949
Goldman Sachs International January 2015 S&P 500 Index Swap, Terminating 01/27/15[3] (Notional Value $31,960,895)	15,523	429,698
Barclays Bank plc January 2015 S&P 500 Index Swap, Terminating 01/31/15[3] (Notional Value $4,808,648)	2,336	68,572
(Total Notional Value $68,039,059)		$942,219

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Repurchase Agreements — See Note 4.
[3]	Total Return based on S&P 500 Index +/- financing at a variable rate.
plc — Public Limited Company

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 76.0%
Technology - 30.4%
Apple, Inc.	372,232	$41,086,969
Microsoft Corp.	523,161	24,300,828
Intel Corp.	306,870	11,136,312
QUALCOMM, Inc.	105,523	7,843,525
Texas Instruments, Inc.	67,042	3,584,401
Micron Technology, Inc.*	68,130	2,385,231
Adobe Systems, Inc.*	31,654	2,301,246
Cognizant Technology Solutions Corp. — Class A*	38,647	2,035,151
Applied Materials, Inc.	77,330	1,927,064
Intuit, Inc.	18,122	1,670,667
Western Digital Corp.	14,739	1,631,607
Avago Technologies Ltd.	16,051	1,614,570
Broadcom Corp. — Class A	34,400	1,490,552
Cerner Corp.*	21,673	1,401,376
Seagate Technology plc	20,769	1,381,139
SanDisk Corp.	14,004	1,372,112
NXP Semiconductor N.V.*	14,645	1,118,878
Analog Devices, Inc.	19,943	1,107,235
Fiserv, Inc.*	15,484	1,098,899
Paychex, Inc.	23,028	1,063,203
Check Point Software Technologies Ltd.*	12,109	951,404
Electronic Arts, Inc.*	19,735	927,841
Activision Blizzard, Inc.	45,636	919,565
Autodesk, Inc.*	14,422	866,185
CA, Inc.	28,237	859,817
NetApp, Inc.	19,783	820,005
Lam Research Corp.	10,089	800,461
KLA-Tencor Corp.	10,439	734,070
Xilinx, Inc.	16,785	726,623
Altera Corp.	19,346	714,641
Akamai Technologies, Inc.*	11,297	711,259
NVIDIA Corp.	34,497	691,665
Linear Technology Corp.	15,139	690,338
Citrix Systems, Inc.*	10,217	651,845
Total Technology		122,616,684
Communications - 24.5%
Google, Inc. — Class C*	21,537	11,337,077
Facebook, Inc. — Class A*	141,150	11,012,523
Google, Inc. — Class A*	18,077	9,592,741
Amazon.com, Inc.*	29,386	9,119,945
Cisco Systems, Inc.	324,551	9,027,386
Comcast Corp. — Class A	136,480	7,917,204
eBay, Inc.*	78,851	4,425,118
Baidu, Inc. ADR*	17,585	4,008,852
Priceline Group, Inc.*	3,323	3,788,918
Twenty-First Century Fox, Inc. — Class A	86,165	3,309,167
Yahoo!, Inc.*	60,127	3,037,015
DIRECTV*	31,876	2,763,649
Liberty Global plc*	40,863	1,974,092
Twenty-First Century Fox, Inc. — Class B	50,681	1,869,622
Viacom, Inc. — Class B	22,823	1,717,431
Comcast Corp. — Class A	26,434	1,521,673
Netflix, Inc.*	3,824	1,306,317
Sirius XM Holdings, Inc.*	348,724	1,220,534
Charter Communications, Inc. — Class A*	6,935	1,155,510
Symantec Corp.	43,803	1,123,766
Vodafone Group plc ADR	30,895	1,055,682
DISH Network Corp. — Class A*	14,120	1,029,207
Liberty Interactive Corp. — Class A*	28,377	834,851
Liberty Global plc — Class A*	15,937	800,117
Equinix, Inc.*	3,486	790,381
TripAdvisor, Inc.*	8,259	616,617
Discovery Communications, Inc. — Class C*	18,235	614,884
Liberty Media Corp. — Class C*	14,515	508,461
VimpelCom Ltd. ADR	111,497	465,500
Discovery Communications, Inc. — Class A*	9,424	324,657
Liberty Ventures*	8,528	321,676
Liberty Media Corp. — Class A*	6,631	233,875
Total Communications		98,824,448
Consumer, Non-cyclical - 14.1%
Gilead Sciences, Inc.*	95,752	9,025,583
Amgen, Inc.	48,279	7,690,362
Celgene Corp.*	50,692	5,670,407
Biogen Idec, Inc.*	14,988	5,087,677
Express Scripts Holding Co.*	46,580	3,943,928
Mondelez International, Inc. — Class A	106,622	3,873,044
Regeneron Pharmaceuticals, Inc.*	6,327	2,595,652
Automatic Data Processing, Inc.	30,595	2,550,705
Kraft Foods Group, Inc.	37,372	2,341,730
Alexion Pharmaceuticals, Inc.*	12,585	2,328,603
Vertex Pharmaceuticals, Inc.*	15,265	1,813,482
Illumina, Inc.*	9,013	1,663,620
Keurig Green Mountain, Inc.	10,282	1,361,285
Mylan, Inc.*	23,755	1,339,069
Intuitive Surgical, Inc.*	2,301	1,217,091
Monster Beverage Corp.*	10,640	1,152,844
Whole Foods Market, Inc.	22,833	1,151,240
Henry Schein, Inc.*	5,345	727,722
Catamaran Corp.*	13,169	681,496
Verisk Analytics, Inc. — Class A*	10,467	670,411
Total Consumer, Non-cyclical		56,885,951
Consumer, Cyclical - 5.8%
Costco Wholesale Corp.	27,784	3,938,381
Starbucks Corp.	47,493	3,896,801
American Airlines Group, Inc.	45,524	2,441,452
Tesla Motors, Inc.*	7,958	1,769,939
PACCAR, Inc.	22,474	1,528,457
Marriott International, Inc. — Class A	17,984	1,403,292
Ross Stores, Inc.	13,318	1,255,355
O'Reilly Automotive, Inc.*	6,438	1,240,088
Wynn Resorts Ltd.	6,432	956,824
Dollar Tree, Inc.*	13,053	918,670
Bed Bath & Beyond, Inc.*	11,757	895,531
Fastenal Co.	18,815	894,841
Staples, Inc.	40,607	735,799
Tractor Supply Co.	8,628	680,059

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 76.0% (continued)
Consumer, Cyclical - 5.8% (continued)
Mattel, Inc.	21,505	$665,472
Total Consumer, Cyclical		23,220,961
Industrial - 0.9%
SBA Communications Corp. — Class A*	8,194	907,567
Stericycle, Inc.*	5,390	706,521
CH Robinson Worldwide, Inc.	9,284	695,279
Garmin Ltd.[1]	12,137	641,198
Expeditors International of Washington, Inc.	12,251	546,517
Total Industrial		3,497,082
Basic Materials - 0.3%
Sigma-Aldrich Corp.	7,559	1,037,624
Total Common Stocks
(Cost $247,200,846)		306,082,750

	Face Amount
REPURCHASE AGREEMENTS††,2 - 2.5%
UMB Financial Corp. issued 12/31/14 at 0.01% due 01/02/15	$7,102,343	7,102,343
RBC Capital Markets issued 12/31/14 at 0.03% due 01/02/15	2,414,714	2,414,714
HSBC Group issued 12/31/14 at 0.02% due 01/02/15	482,943	482,943
Total Repurchase Agreements
(Cost $10,000,000)		10,000,000

SECURITIES LENDING COLLATERAL††,3 - 0.1%
Repurchase Agreements
HSBC Securities, Inc. issued 12/31/14 at 0.06% due 01/02/15	172,922	172,922
BNP Paribas Securities Corp. issued 12/31/14 at 0.06% due 01/02/15	69,890	69,890
Barclays Capital, Inc. issued 12/31/14 at 0.05% due 01/02/15	33,144	33,144
Total Securities Lending Collateral
(Cost $275,956)		275,956
Total Investments - 78.6%
(Cost $257,476,802)		$316,358,706
Other Assets & Liabilities, net - 21.4%		85,913,953
Total Net Assets - 100.0%		$402,272,659

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
March 2015 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $60,366,145)	713	$128,567

	Units	Unrealized Loss
OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International January 2015 NASDAQ-100 Index Swap, Terminating 01/27/15[4] (Notional Value $3,277,102)	774	$(60,292)
Credit Suisse Capital, LLC January 2015 NASDAQ-100 Index Swap, Terminating 01/29/15[4] (Notional Value $42,872,673)	10,120	(786,687)
Barclays Bank plc January 2015 NASDAQ-100 Index Swap, Terminating 01/31/15[4] (Notional Value $392,029,808)	92,541	(6,668,121)
(Total Notional Value $438,179,583)		$(7,515,100)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2014 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.
ADR — American Depositary Receipt
plc — Public Limited Company

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 68.1%
Financial - 16.5%
RLJ Lodging Trust	4,072	$136,533
LaSalle Hotel Properties	3,216	130,152
Investors Bancorp, Inc.	11,142	125,069
Highwoods Properties, Inc.	2,803	124,118
Prosperity Bancshares, Inc.	2,169	120,076
First American Financial Corp.	3,323	112,649
CubeSmart	5,041	111,255
CNO Financial Group, Inc.	6,379	109,846
Sunstone Hotel Investors, Inc.	6,390	105,499
Stifel Financial Corp.*	2,037	103,927
EPR Properties	1,778	102,465
Strategic Hotels & Resorts, Inc.*	7,629	100,932
Radian Group, Inc.	5,941	99,334
MGIC Investment Corp.*	10,529	98,130
FirstMerit Corp.	5,143	97,151
Pebblebrook Hotel Trust	2,100	95,823
Bank of the Ozarks, Inc.	2,478	93,967
Primerica, Inc.	1,699	92,188
Webster Financial Corp.	2,809	91,378
DCT Industrial Trust, Inc.	2,559	91,253
Geo Group, Inc.	2,258	91,133
DiamondRock Hospitality Co.	6,087	90,514
Sun Communities, Inc.	1,493	90,267
PRA Group, Inc.*	1,557	90,196
Sovran Self Storage, Inc.	1,026	89,488
Umpqua Holdings Corp.	5,182	88,146
MarketAxess Holdings, Inc.	1,173	84,116
Healthcare Realty Trust, Inc.	2,987	81,605
United Bankshares, Inc.	2,149	80,480
Colony Financial, Inc.	3,339	79,534
Hancock Holding Co.	2,559	78,561
Susquehanna Bancshares, Inc.	5,836	78,377
Cousins Properties, Inc.	6,844	78,158
Janus Capital Group, Inc.	4,650	75,005
PrivateBancorp, Inc. — Class A	2,228	74,415
Medical Properties Trust, Inc.	5,364	73,916
Texas Capital Bancshares, Inc.*	1,335	72,531
FNB Corp.	5,400	71,928
Ryman Hospitality Properties, Inc.	1,351	71,252
National Health Investors, Inc.	1,012	70,800
WageWorks, Inc.*	1,092	70,510
First Industrial Realty Trust, Inc.	3,426	70,439
Lexington Realty Trust	6,396	70,228
Washington Federal, Inc.	3,152	69,817
Valley National Bancorp	7,053	68,485
MB Financial, Inc.	2,066	67,889
Wintrust Financial Corp.	1,448	67,708
American Equity Investment Life Holding Co.	2,312	67,487
BancorpSouth, Inc.	2,987	67,237
UMB Financial Corp.	1,174	66,789
RLI Corp.	1,337	66,047
DuPont Fabros Technology, Inc.	1,983	65,915
Western Alliance Bancorporation*	2,347	65,247
Glacier Bancorp, Inc.	2,316	64,315
Chesapeake Lodging Trust	1,707	63,517
Blackhawk Network Holdings, Inc.*	1,636	63,477
Cathay General Bancorp	2,477	63,386
IBERIABANK Corp.	977	63,358
American Realty Capital Healthcare Trust, Inc.	5,266	62,665
Glimcher Realty Trust	4,513	62,009
EastGroup Properties, Inc.	974	61,674
First Financial Bankshares, Inc.	1,992	59,521
Alexander & Baldwin, Inc.	1,516	59,518
Chambers Street Properties	7,372	59,418
First Citizens BancShares, Inc. — Class A	235	59,406
Invesco Mortgage Capital, Inc.	3,829	59,196
Financial Engines, Inc.	1,600	58,480
Washington Real Estate Investment Trust	2,073	57,339
Capitol Federal Financial, Inc.	4,452	56,896
Platinum Underwriters Holdings Ltd.	772	56,680
Kennedy-Wilson Holdings, Inc.	2,234	56,520
Acadia Realty Trust	1,758	56,309
New Residential Investment Corp.	4,385	55,996
Hatteras Financial Corp.	3,002	55,327
Old National Bancorp	3,663	54,505
Home BancShares, Inc.	1,684	54,157
Symetra Financial Corp.	2,344	54,029
EverBank Financial Corp.	2,834	54,016
Evercore Partners, Inc. — Class A	1,029	53,889
New York REIT, Inc.	5,045	53,427
Education Realty Trust, Inc.	1,447	52,946
Potlatch Corp.	1,263	52,882
CVB Financial Corp.	3,294	52,770
Mack-Cali Realty Corp.	2,758	52,567
AmTrust Financial Services, Inc.	934	52,538
WisdomTree Investments, Inc.	3,348	52,480
Kemper Corp.	1,446	52,215
Trustmark Corp.	2,098	51,485
Hudson Pacific Properties, Inc.	1,708	51,342
Sabra Health Care REIT, Inc.	1,685	51,173
Redwood Trust, Inc.	2,581	50,846
South State Corp.	750	50,310
Pennsylvania Real Estate Investment Trust	2,138	50,157
Empire State Realty Trust, Inc. — Class A	2,850	50,103
BGC Partners, Inc. — Class A	5,420	49,593
Government Properties Income Trust	2,123	48,850
PennyMac Mortgage Investment Trust	2,301	48,528
Equity One, Inc.	1,911	48,463
Community Bank System, Inc.	1,265	48,234
PS Business Parks, Inc.	605	48,122
Selective Insurance Group, Inc.	1,749	47,520
Retail Opportunity Investments Corp.	2,807	47,130
LTC Properties, Inc.	1,083	46,753

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 68.1% (continued)
Financial - 16.5% (continued)
Argo Group International Holdings Ltd.	814	$45,153
Parkway Properties, Inc.	2,448	45,019
Ramco-Gershenson Properties Trust	2,402	45,013
International Bancshares Corp.	1,692	44,905
Columbia Banking System, Inc.	1,619	44,700
American Assets Trust, Inc.	1,115	44,388
CYS Investments, Inc.	5,040	43,949
Hersha Hospitality Trust	6,240	43,867
Pinnacle Financial Partners, Inc.	1,106	43,731
STAG Industrial, Inc.	1,762	43,169
Home Loan Servicing Solutions Ltd.	2,209	43,120
Aircastle Ltd.	2,010	42,954
Hilltop Holdings, Inc.*	2,108	42,055
Horace Mann Educators Corp.	1,267	42,039
FelCor Lodging Trust, Inc.	3,863	41,798
Associated Estates Realty Corp.	1,791	41,569
ARMOUR Residential REIT, Inc.	11,108	40,877
Montpelier Re Holdings Ltd.	1,137	40,727
National Penn Bancshares, Inc.	3,856	40,584
Enstar Group Ltd.*	265	40,516
Westamerica Bancorporation	818	40,098
First Midwest Bancorp, Inc.	2,341	40,055
Greenhill & Company, Inc.	879	38,324
Virtus Investment Partners, Inc.	220	37,508
Sterling Bancorp	2,600	37,389
Northwest Bancshares, Inc.	2,944	36,888
HFF, Inc. — Class A	1,020	36,638
Capstead Mortgage Corp.	2,979	36,582
St. Joe Co.*	1,966	36,155
iStar Financial, Inc.*	2,639	36,022
Astoria Financial Corp.	2,694	35,992
NBT Bancorp, Inc.	1,359	35,700
BBCN Bancorp, Inc.	2,473	35,562
Encore Capital Group, Inc.*	800	35,520
Ellie Mae, Inc.*	874	35,240
Park National Corp.	398	35,214
Union Bankshares Corp.	1,439	34,651
Altisource Residential Corp.	1,777	34,474
BofI Holding, Inc.*	442	34,392
Franklin Street Properties Corp.	2,798	34,331
Ambac Financial Group, Inc.*	1,400	34,300
Provident Financial Services, Inc.	1,875	33,863
Boston Private Financial Holdings, Inc.	2,489	33,527
First Financial Bancorp	1,795	33,369
Essent Group Ltd.*	1,288	33,114
Summit Hotel Properties, Inc.	2,661	33,103
Starwood Waypoint Residential Trust	1,217	32,092
Independent Bank Corp.	743	31,807
Chemical Financial Corp.	1,019	31,222
Chatham Lodging Trust	1,057	30,621
Nelnet, Inc. — Class A	647	29,976
American Capital Mortgage Investment Corp.	1,591	29,974
Inland Real Estate Corp.	2,715	29,729
ViewPoint Financial Group, Inc.*	1,243	29,646
United Community Banks, Inc.	1,556	29,471
Kite Realty Group Trust	1,023	29,401
Greenlight Capital Re Ltd. — Class A*	881	28,765
Investors Real Estate Trust	3,484	28,464
WesBanco, Inc.	817	28,432
Alexander's, Inc.	65	28,417
Renasant Corp.	979	28,322
CyrusOne, Inc.	1,023	28,184
Gramercy Property Trust, Inc.	4,063	28,035
Select Income REIT	1,145	27,950
Infinity Property & Casualty Corp.	358	27,659
Springleaf Holdings, Inc.*	763	27,598
S&T Bancorp, Inc.	924	27,544
Piper Jaffray Cos.*	470	27,302
Credit Acceptance Corp.*	200	27,282
First Commonwealth Financial Corp.	2,925	26,969
Acacia Research Corp.	1,557	26,375
Banner Corp.	609	26,198
Safety Insurance Group, Inc.	403	25,796
Third Point Reinsurance Ltd.*	1,766	25,589
Tompkins Financial Corp.	462	25,549
First Merchants Corp.	1,121	25,503
CoreSite Realty Corp.	653	25,500
Excel Trust, Inc.	1,901	25,454
Cohen & Steers, Inc.	603	25,374
Stewart Information Services Corp.	668	24,743
Eagle Bancorp, Inc.*	693	24,615
AMERISAFE, Inc.	581	24,611
Physicians Realty Trust	1,467	24,352
Navigators Group, Inc.*	326	23,909
United Financial Bancorp, Inc.	1,639	23,536
FXCM, Inc. — Class A	1,417	23,480
Apollo Commercial Real Estate Finance, Inc.	1,435	23,477
Investment Technology Group, Inc.*	1,120	23,318
Northfield Bancorp, Inc.	1,575	23,310
OFG Bancorp	1,400	23,310
Employers Holdings, Inc.	976	22,946
Ashford Hospitality Trust, Inc.	2,179	22,836
City Holding Co.	488	22,707
First Potomac Realty Trust	1,828	22,594
Capital Senior Living Corp.*	903	22,495
Rexford Industrial Realty, Inc.	1,428	22,434
Lakeland Financial Corp.	514	22,344
Wilshire Bancorp, Inc.	2,185	22,134
Brookline Bancorp, Inc.	2,196	22,026
Oritani Financial Corp.	1,423	21,914
Hanmi Financial Corp.	990	21,592
Southside Bancshares, Inc.	747	21,587
Rouse Properties, Inc.	1,155	21,391
TrustCo Bank Corp. NY	2,945	21,381
WSFS Financial Corp.	277	21,299
New York Mortgage Trust, Inc.	2,755	21,241
Aviv REIT, Inc.	612	21,102

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 68.1% (continued)
Financial - 16.5% (continued)
Berkshire Hills Bancorp, Inc.	781	$20,821
Simmons First National Corp. — Class A	507	20,610
National General Holdings Corp.	1,104	20,545
Sandy Spring Bancorp, Inc.	779	20,316
Resource Capital Corp.	4,019	20,256
Terreno Realty Corp.	977	20,155
Ameris Bancorp	783	20,076
State Bank Financial Corp.	999	19,960
Maiden Holdings Ltd.	1,555	19,888
Universal Insurance Holdings, Inc.	970	19,837
Silver Bay Realty Trust Corp.	1,196	19,806
Cardinal Financial Corp.	994	19,711
RAIT Financial Trust	2,560	19,635
World Acceptance Corp.*	245	19,465
Walter Investment Management Corp.*	1,171	19,333
Monmouth Real Estate Investment Corp.	1,740	19,262
Cass Information Systems, Inc.	359	19,117
Capital Bank Financial Corp. — Class A*	713	19,108
United Fire Group, Inc.	642	19,087
Western Asset Mortgage Capital Corp.	1,298	19,081
Flushing Financial Corp.	941	19,074
First BanCorp*	3,242	19,031
National Western Life Insurance Co. — Class A	69	18,578
Anworth Mortgage Asset Corp.	3,523	18,496
Arlington Asset Investment Corp. — Class A	693	18,441
Washington Trust Bancorp, Inc.	457	18,362
Universal Health Realty Income Trust	377	18,141
Cedar Realty Trust, Inc.	2,464	18,086
Enova International, Inc.*	800	17,808
Community Trust Bancorp, Inc.	486	17,792
GAMCO Investors, Inc. — Class A	200	17,788
American Residential Properties, Inc.*	1,001	17,588
FBL Financial Group, Inc. — Class A	301	17,467
Saul Centers, Inc.	303	17,329
Cowen Group, Inc. — Class A*	3,589	17,227
Trico Bancshares	693	17,117
Urstadt Biddle Properties, Inc. — Class A	773	16,913
Forestar Group, Inc.*	1,086	16,724
Dime Community Bancshares, Inc.	1,019	16,589
Heritage Financial Corp.	939	16,479
AG Mortgage Investment Trust, Inc.	883	16,397
KCG Holdings, Inc. — Class A*	1,403	16,345
First NBC Bank Holding Co.*	464	16,333
AmREIT, Inc.	612	16,242
1st Source Corp.	466	15,988
Apollo Residential Mortgage, Inc.	997	15,723
First Interstate BancSystem, Inc. — Class A	563	15,663
Customers Bancorp, Inc.*	795	15,471
Stock Yards Bancorp, Inc.	456	15,203
Campus Crest Communities, Inc.	2,013	14,715
First Busey Corp.	2,255	14,680
Caesars Acquisition Co. — Class A*	1,422	14,661
CoBiz Financial, Inc.	1,115	14,640
Getty Realty Corp.	796	14,495
NMI Holdings, Inc. — Class A*	1,572	14,352
Agree Realty Corp.	455	14,146
Westwood Holdings Group, Inc.	228	14,095
Waterstone Financial, Inc.	1,070	14,071
Dynex Capital, Inc.	1,701	14,033
BancFirst Corp.	221	14,009
Altisource Portfolio Solutions S.A.*,1	413	13,955
Towne Bank/Portsmouth VA	919	13,895
Lakeland Bancorp, Inc.	1,179	13,794
eHealth, Inc.*	553	13,780
Altisource Asset Management Corp.*	44	13,645
Ashford Hospitality Prime, Inc.	789	13,539
ConnectOne Bancorp, Inc.	703	13,357
Bryn Mawr Bank Corp.	426	13,334
MainSource Financial Group, Inc.	635	13,284
Heartland Financial USA, Inc.	489	13,252
Meadowbrook Insurance Group, Inc.	1,558	13,181
Centerstate Banks, Inc.	1,105	13,161
GFI Group, Inc.	2,379	12,966
Great Southern Bancorp, Inc.	322	12,774
First Financial Corp.	357	12,716
QTS Realty Trust, Inc. — Class A	373	12,622
German American Bancorp, Inc.	411	12,544
Hudson Valley Holding Corp.	458	12,439
Yadkin Financial Corp.*	633	12,438
Ladenburg Thalmann Financial Services, Inc.*	3,104	12,261
Phoenix Companies, Inc.*	177	12,190
Diamond Hill Investment Group, Inc.	88	12,148
Enterprise Financial Services Corp.	614	12,114
HCI Group, Inc.	280	12,107
Blue Hills Bancorp, Inc.*	885	12,018
Peoples Financial Services Corp.	235	11,675
Central Pacific Financial Corp.	533	11,460
Metro Bancorp, Inc.*	441	11,431
OneBeacon Insurance Group Ltd. — Class A	705	11,421
United Insurance Holdings Corp.	517	11,348
RE/MAX Holdings, Inc. — Class A	331	11,337

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 68.1% (continued)
Financial - 16.5% (continued)
First Bancorp	613	$11,322
Bancorp, Inc.*	1,029	11,206
Clifton Bancorp, Inc.	824	11,198
Beneficial Mutual Bancorp, Inc.*	912	11,190
Independent Bank Group, Inc.	284	11,093
Peoples Bancorp, Inc.	424	10,994
Mercantile Bank Corp.	523	10,993
Financial Institutions, Inc.	431	10,840
HomeTrust Bancshares, Inc.*	649	10,812
Southwest Bancorp, Inc.	616	10,694
BNC Bancorp	621	10,687
First of Long Island Corp.	375	10,639
NewStar Financial, Inc.*	831	10,637
Whitestone REIT — Class B	697	10,532
State Auto Financial Corp.	471	10,466
Citizens, Inc.*	1,368	10,397
Federated National Holding Co.	429	10,365
First Defiance Financial Corp.	301	10,252
Univest Corporation of Pennsylvania	505	10,221
Park Sterling Corp.	1,389	10,209
Ares Commercial Real Estate Corp.	889	10,206
Preferred Bank/Los Angeles CA	365	10,180
Walker & Dunlop, Inc.*	576	10,103
Bank Mutual Corp.	1,448	9,933
Flagstar Bancorp, Inc.*	631	9,926
International. FCStone, Inc.*	480	9,874
Federal Agricultural Mortgage Corp. — Class C	324	9,830
Bridge Bancorp, Inc.	362	9,684
Bank of Marin Bancorp	184	9,677
Banc of California, Inc.	841	9,646
Gladstone Commercial Corp.	549	9,426
Bank of Kentucky Financial Corp.	195	9,413
Arrow Financial Corp.	340	9,347
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	656	9,335
Independent Bank Corp.	713	9,305
Ladder Capital Corp. — Class A*	474	9,295
Pacific Premier Bancorp, Inc.*	536	9,289
Camden National Corp.	231	9,203
Stonegate Bank	310	9,182
NewBridge Bancorp*	1,046	9,111
One Liberty Properties, Inc.	382	9,042
Crawford & Co. — Class B	870	8,944
CareTrust REIT, Inc.	715	8,816
Fidelity & Guaranty Life	350	8,495
West Bancorporation, Inc.	497	8,459
United Community Financial Corp.	1,574	8,452
First Community Bancshares, Inc.	509	8,383
CNB Financial Corp.	450	8,325
Fidelity Southern Corp.	515	8,297
Seacoast Banking Corporation of Florida*	603	8,291
Marcus & Millichap, Inc.*	249	8,279
First Connecticut Bancorp, Inc.	502	8,193
Suffolk Bancorp	360	8,176
FRP Holdings, Inc.*	207	8,116
HomeStreet, Inc.	462	8,043
Citizens & Northern Corp.	387	7,999
Moelis & Co. — Class A	229	7,999
Pacific Continental Corp.	559	7,927
Talmer Bancorp, Inc. — Class A	557	7,820
Republic Bancorp, Inc. — Class A	308	7,614
ESB Financial Corp.	399	7,557
Horizon Bancorp	286	7,476
Baldwin & Lyons, Inc. — Class B	289	7,450
Consolidated-Tomoka Land Co.	133	7,421
Penns Woods Bancorp, Inc.	150	7,389
Armada Hoffler Properties, Inc.	777	7,374
Oppenheimer Holdings, Inc. — Class A	316	7,347
PennyMac Financial Services, Inc. — Class A*	417	7,214
Global Indemnity plc — Class A*	254	7,206
OceanFirst Financial Corp.	417	7,147
Meridian Bancorp, Inc.*	632	7,091
Calamos Asset Management, Inc. — Class A	531	7,073
TriState Capital Holdings, Inc.*	687	7,035
Peapack Gladstone Financial Corp.	374	6,941
BankFinancial Corp.	579	6,867
Bridge Capital Holdings*	305	6,826
CU Bancorp*	310	6,724
CatchMark Timber Trust, Inc. — Class A	593	6,713
Meta Financial Group, Inc.	191	6,693
Ames National Corp.	256	6,641
Sierra Bancorp	378	6,638
Guaranty Bancorp	459	6,628
National Bankshares, Inc.	216	6,564
National Interstate Corp.	220	6,556
Gain Capital Holdings, Inc.	720	6,494
Franklin Financial Corp.*	301	6,375
SWS Group, Inc.*	911	6,295
Fox Chase Bancorp, Inc.	377	6,285
MidWestOne Financial Group, Inc.	217	6,252
FBR & Co.*	249	6,123
American National Bankshares, Inc.	246	6,103
Charter Financial Corp.	530	6,069
Kearny Financial Corp.*	436	5,995
First Business Financial Services, Inc.	123	5,893
CorEnergy Infrastructure Trust, Inc.	908	5,884
Enterprise Bancorp, Inc.	233	5,883
Manning & Napier, Inc. — Class A	425	5,874
Territorial Bancorp, Inc.	272	5,862
Heritage Oaks Bancorp	698	5,856
Atlas Financial Holdings, Inc.*	358	5,843
Heritage Commerce Corp.	648	5,722

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 68.1% (continued)
Financial - 16.5% (continued)
UMH Properties, Inc.	595	$5,682
Kansas City Life Insurance Co.	118	5,668
EMC Insurance Group, Inc.	157	5,567
Northrim BanCorp, Inc.	212	5,563
First Bancorp, Inc.	298	5,391
Marlin Business Services Corp.	260	5,338
Stonegate Mortgage Corp.*	445	5,322
Hallmark Financial Services, Inc.*	440	5,320
Square 1 Financial, Inc. — Class A*	214	5,286
Regional Management Corp.*	332	5,249
First Financial Northwest, Inc.	428	5,153
Capital City Bank Group, Inc.	331	5,144
Sun Bancorp, Inc.*	264	5,122
Cascade Bancorp*	965	5,008
Owens Realty Mortgage, Inc.	335	4,908
Merchants Bancshares, Inc.	160	4,901
Consumer Portfolio Services, Inc.*	653	4,806
Nicholas Financial, Inc.*	321	4,783
Opus Bank*	159	4,511
MidSouth Bancorp, Inc.	259	4,491
Higher One Holdings, Inc.*	1,057	4,450
Trade Street Residential, Inc.	577	4,437
Macatawa Bank Corp.	815	4,434
Century Bancorp, Inc. — Class A	108	4,326
Heritage Insurance Holdings, Inc.*	215	4,177
Old Line Bancshares, Inc.	261	4,129
CommunityOne Bancorp*	360	4,122
BBX Capital Corp. — Class A*	248	4,080
Donegal Group, Inc. — Class A	253	4,043
JG Wentworth Co. — Class A*	366	3,902
Republic First Bancorp, Inc.*	962	3,608
RCS Capital Corp. — Class A	294	3,599
Pzena Investment Management, Inc. — Class A	353	3,339
Independence Holding Co.	239	3,334
STORE Capital Corp.	150	3,242
Silvercrest Asset Management Group, Inc. — Class A	175	2,739
Ashford, Inc.*	25	2,350
Palmetto Bancshares, Inc.	139	2,321
Great Western Bancorp, Inc.*	87	1,983
ServisFirst Bancshares, Inc.	58	1,911
OM Asset Management plc*	116	1,884
C1 Financial, Inc.*	101	1,847
Trupanion, Inc.*	260	1,802
Hampton Roads Bankshares, Inc.*	1,060	1,781
Green Bancorp, Inc.*	146	1,758
CIFC Corp.	187	1,546
State National Companies, Inc.	124	1,486
Anchor BanCorp Wisconsin, Inc.*	32	1,102
Triumph Bancorp, Inc.*	37	501
Medley Management, Inc. — Class A	29	426
Fifth Street Asset Management, Inc.*	29	405
Total Financial		13,199,615
Consumer, Non-cyclical - 14.5%
Isis Pharmaceuticals, Inc.*	3,657	225,783
Puma Biotechnology, Inc.*	722	136,653
DexCom, Inc.*	2,330	128,266
Team Health Holdings, Inc.*	2,185	125,703
United Natural Foods, Inc.*	1,544	119,390
WEX, Inc.*	1,205	119,199
STERIS Corp.	1,838	119,194
NPS Pharmaceuticals, Inc.*	3,307	118,291
Cepheid*	2,169	117,430
West Pharmaceutical Services, Inc.	2,198	117,023
WellCare Health Plans, Inc.*	1,365	112,011
TreeHouse Foods, Inc.*	1,308	111,873
HealthSouth Corp.	2,740	105,380
Avanir Pharmaceuticals, Inc. — Class A*	5,996	101,631
Pacira Pharmaceuticals, Inc.*	1,109	98,323
PAREXEL International Corp.*	1,769	98,285
Deluxe Corp.	1,557	96,924
Darling Ingredients, Inc.*	5,119	92,961
Euronet Worldwide, Inc.*	1,585	87,016
Sotheby's	1,895	81,826
Acadia Healthcare Company, Inc.*	1,330	81,409
Insulet Corp.*	1,724	79,407
ACADIA Pharmaceuticals, Inc.*	2,451	77,818
Cimpress N.V.*	1,035	77,459
Corporate Executive Board Co.	1,051	76,228
Boston Beer Company, Inc. — Class A*	259	74,991
Amsurg Corp. — Class A*	1,317	72,078
Exact Sciences Corp.*	2,576	70,685
Akorn, Inc.*	1,939	70,192
Impax Laboratories, Inc.*	2,179	69,031
Owens & Minor, Inc.	1,962	68,886
Receptos, Inc.*	562	68,851
NuVasive, Inc.*	1,449	68,335
Grand Canyon Education, Inc.*	1,451	67,705
Healthcare Services Group, Inc.	2,186	67,612
Bluebird Bio, Inc.*	677	62,094
Synageva BioPharma Corp.*	665	61,705
OPKO Health, Inc.*	6,129	61,229
Nektar Therapeutics*	3,950	61,225
SUPERVALU, Inc.*	6,306	61,169
Haemonetics Corp.*	1,619	60,584
Sanderson Farms, Inc.[1]	718	60,330
Heartland Payment Systems, Inc.	1,115	60,154
Rent-A-Center, Inc.	1,642	59,638
Dyax Corp.*	4,224	59,389
Helen of Troy Ltd.*	889	57,839
Chemed Corp.	546	57,696
HMS Holdings Corp.*	2,727	57,649
Thoratec Corp.*	1,767	57,357
Post Holdings, Inc.*	1,367	57,264

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 68.1% (continued)
Consumer, Non-cyclical - 14.5% (continued)
Ironwood Pharmaceuticals, Inc. — Class A*	3,717	$56,944
Monro Muffler Brake, Inc.	980	56,644
Neogen Corp.*	1,141	56,582
Dean Foods Co.	2,907	56,338
On Assignment, Inc.*	1,690	56,091
Prestige Brands Holdings, Inc.*	1,612	55,969
Medicines Co.*	2,022	55,949
Advisory Board Co.*	1,138	55,739
Fresh Market, Inc.*	1,332	54,878
Lancaster Colony Corp.	575	53,843
Auxilium Pharmaceuticals, Inc.*	1,563	53,744
Air Methods Corp.*	1,218	53,629
Cardtronics, Inc.*	1,384	53,395
Acorda Therapeutics, Inc.*	1,295	52,927
Neurocrine Biosciences, Inc.*	2,360	52,722
Magellan Health, Inc.*	857	51,446
Celldex Therapeutics, Inc.*	2,779	50,717
J&J Snack Foods Corp.	463	50,360
Molina Healthcare, Inc.*	939	50,265
Huron Consulting Group, Inc.*	733	50,130
B&G Foods, Inc.	1,669	49,903
ABM Industries, Inc.	1,738	49,794
FTI Consulting, Inc.*	1,271	49,099
Globus Medical, Inc. — Class A*	2,046	48,633
ABIOMED, Inc.*	1,242	47,271
Agios Pharmaceuticals, Inc.*	420	47,057
Andersons, Inc.	877	46,603
Cyberonics, Inc.*	835	46,493
LifeLock, Inc.*	2,504	46,349
Cantel Medical Corp.	1,051	45,466
Vector Group Ltd.	2,125	45,284
Snyder's-Lance, Inc.	1,481	45,245
EVERTEC, Inc.	2,043	45,212
Matthews International Corp. — Class A	928	45,166
Bright Horizons Family Solutions, Inc.*	955	44,896
ExamWorks Group, Inc.*	1,079	44,875
Spectranetics Corp.*	1,293	44,712
Korn/Ferry International*	1,547	44,492
Novavax, Inc.*	7,405	43,912
Clovis Oncology, Inc.*	768	43,008
Catalent, Inc.*	1,520	42,378
Integra LifeSciences Holdings Corp.*	777	42,137
Wright Medical Group, Inc.*	1,552	41,702
Keryx Biopharmaceuticals, Inc.*	2,845	40,257
Abaxis, Inc.	699	39,724
WD-40 Co.	466	39,647
PTC Therapeutics, Inc.*	760	39,345
HeartWare International, Inc.*	528	38,771
PDL BioPharma, Inc.[1]	4,995	38,511
Greatbatch, Inc.*	774	38,158
CONMED Corp.	847	38,081
PHH Corp.*	1,581	37,881
Seaboard Corp.*	9	37,782
Fresh Del Monte Produce, Inc.	1,124	37,711
Cal-Maine Foods, Inc.	965	37,664
Portola Pharmaceuticals, Inc.*	1,328	37,609
Tumi Holdings, Inc.*	1,575	37,375
MannKind Corp.*,1	7,093	36,990
Achillion Pharmaceuticals, Inc.*	3,011	36,885
Brink's Co.	1,507	36,786
Masimo Corp.*	1,390	36,613
Theravance, Inc.	2,562	36,252
Kindred Healthcare, Inc.	1,990	36,178
Natus Medical, Inc.*	1,000	36,040
Select Medical Holdings Corp.	2,449	35,266
ARIAD Pharmaceuticals, Inc.*	5,127	35,222
Merrimack Pharmaceuticals, Inc.*	3,054	34,510
Lannett Company, Inc.*	800	34,304
NxStage Medical, Inc.*	1,910	34,246
ICU Medical, Inc.*	417	34,152
MiMedx Group, Inc.*	2,896	33,391
Chimerix, Inc.*	827	33,295
Anacor Pharmaceuticals, Inc.*	1,025	33,056
Analogic Corp.	386	32,659
Ligand Pharmaceuticals, Inc. — Class B*	611	32,511
Tetraphase Pharmaceuticals, Inc.*	811	32,205
Sangamo BioSciences, Inc.*	2,114	32,154
ACCO Brands Corp.*	3,549	31,976
Universal Corp.	722	31,754
Halozyme Therapeutics, Inc.*	3,216	31,034
SpartanNash Co.	1,173	30,662
Intrexon Corp.*	1,109	30,531
Endologix, Inc.*	1,991	30,442
AMAG Pharmaceuticals, Inc.*	682	29,067
Depomed, Inc.*	1,804	29,062
McGrath RentCorp	805	28,867
TrueBlue, Inc.*	1,286	28,614
Volcano Corp.*	1,593	28,483
AMN Healthcare Services, Inc.*	1,446	28,342
Tornier N.V.*	1,106	28,203
Ensign Group, Inc.	622	27,611
BioCryst Pharmaceuticals, Inc.*	2,180	26,509
Capella Education Co.	340	26,166
Omeros Corp.*	1,055	26,144
Cardiovascular Systems, Inc.*	860	25,869
Team, Inc.*	636	25,733
Quidel Corp.*,1	887	25,652
Infinity Pharmaceuticals, Inc.*	1,510	25,504
ICF International, Inc.*	620	25,408
Zeltiq Aesthetics, Inc.*	904	25,231
Strayer Education, Inc.*	337	25,032
Amedisys, Inc.*	850	24,948
Emergent Biosolutions, Inc.*	909	24,752
Bio-Reference Laboratories, Inc.*	764	24,547
NewLink Genetics Corp.*	616	24,486
IPC Healthcare, Inc.*	533	24,459
Hanger, Inc.*	1,095	23,981
Insperity, Inc.	705	23,892
Insmed, Inc.*	1,540	23,824
Arena Pharmaceuticals, Inc.*,1	6,832	23,707
Navigant Consulting, Inc.*	1,529	23,501
Merit Medical Systems, Inc.*	1,337	23,170

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 68.1% (continued)
Consumer, Non-cyclical - 14.5% (continued)
Orexigen Therapeutics, Inc.*,1	3,811	$23,095
Ascent Capital Group, Inc. — Class A*	432	22,866
RPX Corp.*	1,649	22,723
Affymetrix, Inc.*	2,263	22,336
TESARO, Inc.*	600	22,314
Luminex Corp.*	1,167	21,893
MacroGenics, Inc.*	621	21,778
Multi-Color Corp.	386	21,392
Weight Watchers International, Inc.*	861	21,387
Diamond Foods, Inc.*	757	21,370
Meridian Bioscience, Inc.	1,293	21,283
OvaScience, Inc.*	480	21,226
Chiquita Brands International, Inc.*	1,459	21,097
Boulder Brands, Inc.*	1,894	20,948
Cambrex Corp.*	952	20,582
Raptor Pharmaceutical Corp.*	1,948	20,493
National Healthcare Corp.	320	20,109
American Public Education, Inc.*	544	20,057
Acceleron Pharma, Inc.*	512	19,948
Green Dot Corp. — Class A*	968	19,834
Resources Connection, Inc.	1,205	19,822
Quad/Graphics, Inc.	860	19,746
Repligen Corp.*	997	19,741
Calavo Growers, Inc.	417	19,724
Healthways, Inc.*	977	19,423
Ophthotech Corp.*	432	19,384
PharMerica Corp.*	933	19,322
Aegerion Pharmaceuticals, Inc.*	917	19,202
Cynosure, Inc. — Class A*	694	19,029
KYTHERA Biopharmaceuticals, Inc.*	541	18,762
Gentiva Health Services, Inc.*	979	18,650
Kforce, Inc.	772	18,628
Array BioPharma, Inc.*	3,919	18,537
Triple-S Management Corp. — Class B*	775	18,530
Sarepta Therapeutics, Inc.*	1,265	18,305
Anika Therapeutics, Inc.*	449	18,292
USANA Health Sciences, Inc.*	177	18,158
Accuray, Inc.*	2,388	18,029
Momenta Pharmaceuticals, Inc.*	1,494	17,988
Tootsie Roll Industries, Inc.	585	17,930
OraSure Technologies, Inc.*	1,737	17,613
GenMark Diagnostics, Inc.*	1,294	17,611
NutriSystem, Inc.	895	17,497
Orthofix International N.V.*	573	17,224
Elizabeth Arden, Inc.*	805	17,219
Prothena Corporation plc*	829	17,210
Inovio Pharmaceuticals, Inc.*	1,871	17,176
Sagent Pharmaceuticals, Inc.*	681	17,100
AtriCure, Inc.*	852	17,006
Viad Corp.	636	16,956
LDR Holding Corp.*	517	16,947
Xoom Corp.*	962	16,845
Invacare Corp.	1,000	16,760
Cempra, Inc.*	708	16,645
Genomic Health, Inc.*	519	16,592
Weis Markets, Inc.	343	16,402
Progenics Pharmaceuticals, Inc.*	2,164	16,360
Enanta Pharmaceuticals, Inc.*	321	16,323
Atrion Corp.	48	16,320
ImmunoGen, Inc.*	2,669	16,281
Relypsa, Inc.*	526	16,201
US Physical Therapy, Inc.	380	15,945
Great Lakes Dredge & Dock Corp.*	1,861	15,930
Aratana Therapeutics, Inc.*	893	15,913
Geron Corp.*	4,882	15,867
Karyopharm Therapeutics, Inc.*	422	15,795
XenoPort, Inc.*	1,800	15,786
BioDelivery Sciences International, Inc.*	1,302	15,650
Kite Pharma, Inc.*	267	15,398
TriNet Group, Inc.*	489	15,296
Ingles Markets, Inc. — Class A	412	15,281
Auspex Pharmaceuticals, Inc.*	289	15,167
TherapeuticsMD, Inc.*	3,352	14,916
BioScrip, Inc.*	2,128	14,875
Vanda Pharmaceuticals, Inc.*	1,030	14,750
Global Cash Access Holdings, Inc.*	2,048	14,643
AngioDynamics, Inc.*	768	14,600
Career Education Corp.*	2,091	14,553
Kelly Services, Inc. — Class A	851	14,484
Vascular Solutions, Inc.*	533	14,476
Five Prime Therapeutics, Inc.*	536	14,472
Phibro Animal Health Corp. — Class A	456	14,387
Inter Parfums, Inc.	517	14,192
Spectrum Pharmaceuticals, Inc.*	2,040	14,137
Organovo Holdings, Inc.*,1	1,944	14,094
SciClone Pharmaceuticals, Inc.*	1,602	14,034
Pacific Biosciences of California, Inc.*	1,789	14,026
Cerus Corp.*	2,237	13,959
Dynavax Technologies Corp.*	818	13,791
Accelerate Diagnostics, Inc.*	706	13,548
Sequenom, Inc.*	3,620	13,394
Forrester Research, Inc.	340	13,382
Surgical Care Affiliates, Inc.*	391	13,158
Insys Therapeutics, Inc.*	311	13,112
Monster Worldwide, Inc.*	2,831	13,079
ARC Document Solutions, Inc.*	1,278	13,061
Heidrick & Struggles International, Inc.	566	13,046
Providence Service Corp.*	358	13,046
Chefs' Warehouse, Inc.*	559	12,879
CorVel Corp.*	345	12,841
Central Garden and Pet Co. — Class A*	1,344	12,835
ZIOPHARM Oncology, Inc.*	2,525	12,802
Rockwell Medical, Inc.*	1,243	12,778

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 68.1% (continued)
Consumer, Non-cyclical - 14.5% (continued)
Coca-Cola Bottling Company Consolidated	145	$12,764
K12, Inc.*	1,070	12,701
Medifast, Inc.*	375	12,581
Tejon Ranch Co.*	421	12,403
Immunomedics, Inc.*	2,572	12,346
Universal American Corp.*	1,314	12,194
Cross Country Healthcare, Inc.*	968	12,081
ANI Pharmaceuticals, Inc.*	214	12,067
SP Plus Corp.*	478	12,060
Revlon, Inc. — Class A*	353	12,058
Civeo Corp.	2,920	12,001
LHC Group, Inc.*	384	11,973
Albany Molecular Research, Inc.*	733	11,933
Arrowhead Research Corp.*	1,610	11,882
John B Sanfilippo & Son, Inc.	257	11,694
Avalanche Biotechnologies, Inc.*	215	11,610
Unilife Corp.*,1	3,402	11,396
TG Therapeutics, Inc.*	713	11,294
CBIZ, Inc.*	1,291	11,051
Ennis, Inc.	813	10,951
Theravance Biopharma, Inc.*	732	10,921
STAAR Surgical Co.*	1,194	10,877
Carriage Services, Inc. — Class A	499	10,454
Hyperion Therapeutics, Inc.*	423	10,152
Landauer, Inc.	297	10,140
ServiceSource International, Inc.*	2,129	9,964
CryoLife, Inc.	874	9,902
Pernix Therapeutics Holdings, Inc.*	1,035	9,719
CTI BioPharma Corp.*	4,111	9,702
Foundation Medicine, Inc.*	434	9,643
Tree.com, Inc.*	199	9,620
Ultragenyx Pharmaceutical, Inc.*	218	9,566
Aerie Pharmaceuticals, Inc.*	327	9,545
Osiris Therapeutics, Inc.*	590	9,434
Intra-Cellular Therapies, Inc.*	532	9,390
Radius Health, Inc.*	241	9,377
Antares Pharma, Inc.*	3,631	9,332
XOMA Corp.*	2,588	9,291
RTI Surgical, Inc.*	1,761	9,157
CRA International, Inc.*	296	8,975
Synergy Pharmaceuticals, Inc.*,1	2,915	8,891
Navidea Biopharmaceuticals, Inc.*	4,688	8,860
ZS Pharma, Inc.*	213	8,854
SurModics, Inc.*	400	8,840
IGI Laboratories, Inc.*	996	8,765
Exelixis, Inc.*	6,056	8,721
Limoneira Co.	348	8,693
RadNet, Inc.*	1,017	8,685
Cytokinetics, Inc.*	1,076	8,619
OncoMed Pharmaceuticals, Inc.*	393	8,552
HealthEquity, Inc.*	326	8,297
Idera Pharmaceuticals, Inc.*	1,873	8,260
MoneyGram International, Inc.*	908	8,254
BioTelemetry, Inc.*	821	8,235
Retrophin, Inc.*	662	8,103
VIVUS, Inc.*	2,797	8,055
National Beverage Corp.*	355	8,030
CSS Industries, Inc.	289	7,988
Senomyx, Inc.*	1,323	7,951
Sucampo Pharmaceuticals, Inc. — Class A*	552	7,883
Natural Grocers by Vitamin Cottage, Inc.*	278	7,831
CDI Corp.	439	7,775
Esperion Therapeutics, Inc.*	191	7,724
Agenus, Inc.*	1,936	7,686
Peregrine Pharmaceuticals, Inc.*	5,489	7,630
Supernus Pharmaceuticals, Inc.*	911	7,561
Almost Family, Inc.*	260	7,527
Epizyme, Inc.*	398	7,510
Otonomy, Inc.*	224	7,466
Xencor, Inc.*	456	7,314
Heron Therapeutics, Inc.*	724	7,283
Endocyte, Inc.*	1,153	7,252
Alder Biopharmaceuticals, Inc.*	249	7,243
Exactech, Inc.*	304	7,165
Electro Rent Corp.	510	7,160
Repros Therapeutics, Inc.*	717	7,148
Pendrell Corp.*	5,102	7,041
Utah Medical Products, Inc.	117	7,026
ITT Educational Services, Inc.*,1	727	6,986
Omega Protein Corp.*	650	6,871
Seneca Foods Corp. — Class A*	254	6,866
Hackett Group, Inc.	780	6,856
Farmer Bros Co.*	232	6,832
Paylocity Holding Corp.*	261	6,815
POZEN, Inc.*	850	6,800
Regulus Therapeutics, Inc.*	420	6,737
Universal Technical Institute, Inc.	674	6,632
Zafgen, Inc.*	215	6,631
Franklin Covey Co.*	341	6,602
Derma Sciences, Inc.*	704	6,554
Sage Therapeutics, Inc.*	179	6,551
Adeptus Health, Inc. — Class A*	175	6,545
Lexicon Pharmaceuticals, Inc.*	7,030	6,397
Northwest Biotherapeutics, Inc.*	1,194	6,388
Skilled Healthcare Group, Inc. — Class A*	728	6,239
SFX Entertainment, Inc.*	1,374	6,224
Rigel Pharmaceuticals, Inc.*	2,723	6,181
Performant Financial Corp.*	926	6,158
Stemline Therapeutics, Inc.*	359	6,125
Barrett Business Services, Inc.	223	6,110
Bio-Path Holdings, Inc.*	2,283	6,073
Inventure Foods, Inc.*	476	6,064
BioTime, Inc.*	1,619	6,039
Verastem, Inc.*	651	5,950
Bridgepoint Education, Inc.*	514	5,818
Immune Design Corp.*	189	5,817

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 68.1% (continued)
Consumer, Non-cyclical - 14.5% (continued)
Neuralstem, Inc.*	2,138	$5,815
ChemoCentryx, Inc.*	851	5,812
Nutraceutical International Corp.*	269	5,800
Village Super Market, Inc. — Class A	210	5,748
K2M Group Holdings, Inc.*	274	5,718
Five Star Quality Care, Inc.*	1,338	5,553
Galena Biopharma, Inc.*,1	3,671	5,543
Oxford Immunotec Global plc*	404	5,502
Ohr Pharmaceutical, Inc.*	654	5,454
Synta Pharmaceuticals Corp.*	2,018	5,348
Zogenix, Inc.*	3,821	5,235
AcelRx Pharmaceuticals, Inc.*	771	5,189
Threshold Pharmaceuticals, Inc.*	1,625	5,168
Nature's Sunshine Products, Inc.	338	5,009
Inogen, Inc.*	159	4,988
Corcept Therapeutics, Inc.*	1,660	4,980
PRGX Global, Inc.*	860	4,919
Versartis, Inc.*	216	4,849
Oncothyreon, Inc.*	2,512	4,773
Addus HomeCare Corp.*	196	4,757
CytRx Corp.*	1,735	4,754
Enzo Biochem, Inc.*	1,061	4,711
Craft Brew Alliance, Inc.*	342	4,562
Revance Therapeutics, Inc.*	268	4,540
Alimera Sciences, Inc.*	816	4,521
Alico, Inc.	90	4,503
Collectors Universe, Inc.	215	4,485
Vital Therapies, Inc.*	176	4,388
BioSpecifics Technologies Corp.*	113	4,364
Ampio Pharmaceuticals, Inc.*	1,272	4,363
NanoString Technologies, Inc.*	312	4,346
Alliance One International, Inc.*	2,742	4,332
National Research Corp. — Class A	309	4,323
Information Services Group, Inc.*	1,016	4,288
Liberty Tax, Inc.*	119	4,253
Ocular Therapeutix, Inc.*	179	4,210
Mirati Therapeutics, Inc.*	223	4,130
Sunesis Pharmaceuticals, Inc.*	1,539	3,924
Actinium Pharmaceuticals, Inc.*	660	3,887
Applied Genetic Technologies Corp.*	175	3,679
Cenveo, Inc.*	1,724	3,620
T2 Biosystems, Inc.*	186	3,579
Hill International, Inc.*	931	3,575
Intersect ENT, Inc.*	182	3,376
NanoViricides, Inc.*	1,239	3,370
Amphastar Pharmaceuticals, Inc.*	287	3,332
Tandem Diabetes Care, Inc.*	261	3,315
Synutra International, Inc.*	538	3,271
Alliance HealthCare Services, Inc.*	155	3,253
TriVascular Technologies, Inc.*	231	2,904
Ardelyx, Inc.*	153	2,890
Liberator Medical Holdings, Inc.	980	2,842
Akebia Therapeutics, Inc.*	244	2,840
Achaogen, Inc.*	215	2,806
NeoStem, Inc.*	733	2,763
Flexion Therapeutics, Inc.*	135	2,726
Lifeway Foods, Inc.*	146	2,705
Female Health Co.	677	2,654
TransEnterix, Inc.*	892	2,596
Kindred Biosciences, Inc.*	326	2,429
Pain Therapeutics, Inc.*	1,183	2,401
22nd Century Group, Inc.*	1,402	2,313
PRA Health Sciences, Inc.*	93	2,252
Diplomat Pharmacy, Inc.*	74	2,025
Veracyte, Inc.*	202	1,951
Galectin Therapeutics, Inc.*	560	1,943
Cellular Dynamics International, Inc.*	302	1,942
Dicerna Pharmaceuticals, Inc.*	111	1,828
Fairway Group Holdings Corp.*	576	1,814
Eleven Biotherapeutics, Inc.*	143	1,699
Care.com, Inc.*	204	1,689
Cara Therapeutics, Inc.*	168	1,675
Adamas Pharmaceuticals, Inc.*	91	1,581
Marrone Bio Innovations, Inc.*	433	1,563
Nevro Corp.*	39	1,508
Loxo Oncology, Inc.*	113	1,328
FibroGen, Inc.*	46	1,258
Incorporated Research Holdings, Inc. — Class A*	46	1,182
Smart & Final Stores, Inc.*	64	1,007
Cytori Therapeutics, Inc.*	2,050	1,002
Civitas Solutions, Inc.*	55	937
Genocea Biosciences, Inc.*	122	854
AAC Holdings, Inc.*	27	835
Calithera Biosciences, Inc.*	39	788
Atara Biotherapeutics, Inc.*	27	722
Egalet Corp.*	123	700
Dermira, Inc.*	38	688
Roka Bioscience, Inc.*	156	688
Corporate Resource Services, Inc.*	546	655
PhotoMedex, Inc.*	405	620
Neff Corp. — Class A*	50	564
Coherus Biosciences, Inc.*	33	539
Sientra, Inc.*	27	453
Vitae Pharmaceuticals, Inc.*	27	449
Regado Biosciences, Inc.*	481	439
Tokai Pharmaceuticals, Inc.*	28	413
Symmetry Surgical, Inc.*	45	351
Second Sight Medical Products, Inc.*	19	195
Total Consumer, Non-cyclical		11,567,523
Consumer, Cyclical - 9.2%
Brunswick Corp.	2,884	147,834
Office Depot, Inc.*	16,633	142,628
JetBlue Airways Corp.*	7,733	122,645
Dana Holding Corp.	5,269	114,549
Casey's General Stores, Inc.	1,197	108,113

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 68.1% (continued)
Consumer, Cyclical - 9.2% (continued)
Tenneco, Inc.*	1,894	$107,219
Buffalo Wild Wings, Inc.*	588	106,063
Vail Resorts, Inc.	1,124	102,430
Jack in the Box, Inc.	1,245	99,550
Restoration Hardware Holdings, Inc.*	970	93,130
Wolverine World Wide, Inc.	3,155	92,978
Pool Corp.	1,403	89,006
Watsco, Inc.	804	86,028
American Eagle Outfitters, Inc.	6,047	83,933
Cracker Barrel Old Country Store, Inc.	594	83,611
HSN, Inc.	1,032	78,433
Cheesecake Factory, Inc.	1,554	78,182
Texas Roadhouse, Inc. — Class A	2,168	73,192
Asbury Automotive Group, Inc.*	954	72,427
Life Time Fitness, Inc.*	1,271	71,964
HNI Corp.	1,403	71,638
TRI Pointe Homes, Inc.*	4,559	69,524
Five Below, Inc.*	1,688	68,921
MWI Veterinary Supply, Inc.*	400	67,964
Group 1 Automotive, Inc.	753	67,484
Skechers U.S.A., Inc. — Class A*	1,216	67,184
Men's Wearhouse, Inc.	1,492	65,872
Allegiant Travel Co. — Class A	429	64,492
Cooper Tire & Rubber Co.	1,807	62,613
Marriott Vacations Worldwide Corp.	834	62,166
Lithia Motors, Inc. — Class A	710	61,550
G-III Apparel Group Ltd.*	597	60,303
Bloomin' Brands, Inc.*	2,401	59,449
Mobile Mini, Inc.	1,453	58,861
Steven Madden Ltd.*	1,813	57,708
Genesco, Inc.*	746	57,159
Lumber Liquidators Holdings, Inc.*	853	56,563
Ryland Group, Inc.	1,459	56,259
UniFirst Corp.	459	55,745
Herman Miller, Inc.	1,843	54,239
DineEquity, Inc.	518	53,686
ANN, Inc.*	1,457	53,151
Papa John's International, Inc.	952	53,122
PriceSmart, Inc.	582	53,090
United Stationers, Inc.	1,225	51,646
Fiesta Restaurant Group, Inc.*	833	50,646
Iconix Brand Group, Inc.*	1,497	50,584
First Cash Financial Services, Inc.*	901	50,158
American Axle & Manufacturing Holdings, Inc.*	2,104	47,529
Vitamin Shoppe, Inc.*	957	46,491
Steelcase, Inc. — Class A	2,571	46,149
Meritor, Inc.*	3,043	46,100
Buckle, Inc.[1]	877	46,060
Sonic Corp.	1,691	46,046
Select Comfort Corp.*	1,688	45,626
Pier 1 Imports, Inc.	2,940	45,276
Core-Mark Holding Company, Inc.	716	44,342
Outerwall, Inc.*	588	44,229
G&K Services, Inc. — Class A	621	43,998
Meritage Homes Corp.*	1,217	43,800
La-Z-Boy, Inc.	1,628	43,696
Brown Shoe Company, Inc.	1,358	43,660
KB Home	2,605	43,113
Beacon Roofing Supply, Inc.*	1,534	42,645
Burlington Stores, Inc.*	891	42,109
Popeyes Louisiana Kitchen, Inc.*	736	41,415
Pinnacle Entertainment, Inc.*	1,854	41,252
Dorman Products, Inc.*	841	40,595
Guess?, Inc.	1,912	40,305
Gentherm, Inc.*	1,097	40,172
Krispy Kreme Doughnuts, Inc.*	2,026	39,993
Churchill Downs, Inc.	418	39,836
Bob Evans Farms, Inc.	768	39,306
Children's Place, Inc.	686	39,102
Hibbett Sports, Inc.*	806	39,035
Express, Inc.*	2,621	38,502
Columbia Sportswear Co.	854	38,037
TiVo, Inc.*	3,190	37,769
Belmond Ltd. — Class A*	3,004	37,159
Hawaiian Holdings, Inc.*	1,401	36,496
Finish Line, Inc. — Class A	1,501	36,489
Cato Corp. — Class A	853	35,980
ScanSource, Inc.*	887	35,622
Red Robin Gourmet Burgers, Inc.*	445	34,254
Rush Enterprises, Inc. — Class A*	1,068	34,229
Interface, Inc. — Class A	2,066	34,027
BJ's Restaurants, Inc.*	675	33,892
Penn National Gaming, Inc.*	2,445	33,570
Sonic Automotive, Inc. — Class A	1,240	33,530
Standard Pacific Corp.*	4,503	32,827
Universal Electronics, Inc.*	495	32,190
MDC Holdings, Inc.	1,214	32,135
Crocs, Inc.*	2,566	32,049
Knoll, Inc.	1,506	31,882
iRobot Corp.*	917	31,838
Boyd Gaming Corp.*	2,412	30,825
Diamond Resorts International, Inc.*	1,100	30,690
La Quinta Holdings, Inc.*	1,377	30,377
Barnes & Noble, Inc.*	1,276	29,629
Tuesday Morning Corp.*	1,352	29,338
Denny's Corp.*	2,709	27,930
International Speedway Corp. — Class A	866	27,409
H&E Equipment Services, Inc.	973	27,332
National CineMedia, Inc.	1,892	27,188
Mattress Firm Holding Corp.*	466	27,065
Pantry, Inc.*	729	27,017
Wabash National Corp.*	2,144	26,500
Interval Leisure Group, Inc.	1,235	25,799
Caesars Entertainment Corp.*	1,595	25,026
Oxford Industries, Inc.	452	24,955
Zumiez, Inc.*	645	24,916

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 68.1% (continued)
Consumer, Cyclical - 9.2% (continued)
Cooper-Standard Holding, Inc.*	426	$24,657
Ethan Allen Interiors, Inc.	785	24,311
Standard Motor Products, Inc.	616	23,483
Wesco Aircraft Holdings, Inc.*	1,631	22,801
Regis Corp.*	1,358	22,760
Republic Airways Holdings, Inc.*	1,548	22,585
Rentrak Corp.*	309	22,501
Francesca's Holdings Corp.*	1,313	21,927
Cavco Industries, Inc.*	275	21,799
Biglari Holdings, Inc.*	54	21,574
SkyWest, Inc.	1,589	21,102
Libbey, Inc.*	668	21,001
Stage Stores, Inc.	986	20,410
Modine Manufacturing Co.*	1,482	20,155
Scientific Games Corp. — Class A*	1,577	20,075
Fred's, Inc. — Class A	1,146	19,952
Cash America International, Inc.	875	19,793
Carmike Cinemas, Inc.*	753	19,781
Steiner Leisure Ltd.*	422	19,501
EZCORP, Inc. — Class A*	1,599	18,788
Callaway Golf Co.	2,412	18,572
Winnebago Industries, Inc.	847	18,431
M/I Homes, Inc.*	761	17,473
Del Frisco's Restaurant Group, Inc.*	735	17,449
Motorcar Parts of America, Inc.*	555	17,255
AMC Entertainment Holdings, Inc. — Class A	655	17,148
Ruth's Hospitality Group, Inc.	1,121	16,815
Tower International, Inc.*	641	16,378
Pep Boys-Manny Moe & Jack*	1,656	16,262
DTS, Inc.*	528	16,236
Movado Group, Inc.	570	16,171
Conn's, Inc.*	861	16,092
Beazer Homes USA, Inc.*	831	16,088
American Woodmark Corp.*	383	15,489
MarineMax, Inc.*	771	15,459
Hovnanian Enterprises, Inc. — Class A*	3,632	15,000
Douglas Dynamics, Inc.	693	14,851
Nautilus, Inc.*	970	14,725
Daktronics, Inc.	1,174	14,687
Eros International plc*	692	14,643
Titan International, Inc.	1,370	14,563
Superior Industries International, Inc.	735	14,546
Federal-Mogul Holdings Corp.*	897	14,433
Arctic Cat, Inc.	401	14,236
Vera Bradley, Inc.*	678	13,818
Haverty Furniture Companies, Inc.	627	13,800
Unifi, Inc.*	456	13,556
Ruby Tuesday, Inc.*	1,911	13,071
America's Car-Mart, Inc.*	242	12,918
Stein Mart, Inc.	863	12,617
Citi Trends, Inc.*	485	12,246
ClubCorp Holdings, Inc.	681	12,210
Shoe Carnival, Inc.	470	12,074
William Lyon Homes — Class A*	546	11,067
Kirkland's, Inc.*	455	10,756
Marcus Corp.	559	10,347
Container Store Group, Inc.*	535	10,234
Chuy's Holdings, Inc.*	511	10,051
Perry Ellis International, Inc.*	378	9,802
Kimball International, Inc. — Class B	1,067	9,731
LeapFrog Enterprises, Inc. — Class A*	2,031	9,586
Quiksilver, Inc.*	4,225	9,337
Remy International, Inc.	444	9,288
Vince Holding Corp.*	348	9,097
PetMed Express, Inc.	628	9,025
Strattec Security Corp.	108	8,919
Noodles & Co.*	337	8,880
Big 5 Sporting Goods Corp.	574	8,398
NACCO Industries, Inc. — Class A	141	8,370
Carrols Restaurant Group, Inc.*	1,095	8,355
Bravo Brio Restaurant Group, Inc.*	596	8,290
Jamba, Inc.*	535	8,073
Speedway Motorsports, Inc.	362	7,917
Nathan's Famous, Inc.*	98	7,840
Tile Shop Holdings, Inc.*	872	7,743
Build-A-Bear Workshop, Inc. — Class A*	383	7,698
Titan Machinery, Inc.*	539	7,514
PC Connection, Inc.	301	7,390
Miller Industries, Inc.	352	7,318
WCI Communities, Inc.*	365	7,147
Reading International, Inc. — Class A*	537	7,121
Morgans Hotel Group Co.*	908	7,119
West Marine, Inc.*	544	7,028
Sequential Brands Group, Inc.*	525	6,862
Destination Maternity Corp.	426	6,795
LGI Homes, Inc.*	445	6,639
Houston Wire & Cable Co.	553	6,608
Christopher & Banks Corp.*	1,133	6,469
Winmark Corp.	73	6,345
Black Diamond, Inc.*	707	6,186
Weyco Group, Inc.	205	6,082
Potbelly Corp.*	465	5,985
Destination XL Group, Inc.*	1,088	5,940
Roundy's, Inc.*	1,221	5,910
Culp, Inc.	272	5,897
Skullcandy, Inc.*	620	5,698
Aeropostale, Inc.*	2,446	5,675
Fox Factory Holding Corp.*	348	5,648
Isle of Capri Casinos, Inc.*	674	5,641
Spartan Motors, Inc.	1,072	5,639
Lifetime Brands, Inc.	324	5,573
Commercial Vehicle Group, Inc.*	823	5,481
Zoe's Kitchen, Inc.*	181	5,414
VOXX International Corp. — Class A*	606	5,309
Accuride Corp.*	1,197	5,195
AV Homes, Inc.*	351	5,114
El Pollo Loco Holdings, Inc.*	255	5,092

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 68.1% (continued)
Consumer, Cyclical - 9.2% (continued)
Malibu Boats, Inc. — Class A*	260	$5,010
Intrawest Resorts Holdings, Inc.*	418	4,991
Monarch Casino & Resort, Inc.*	296	4,911
Flexsteel Industries, Inc.	152	4,902
Johnson Outdoors, Inc. — Class A	155	4,836
Fuel Systems Solutions, Inc.*	441	4,825
Systemax, Inc.*	352	4,752
Sears Hometown and Outlet Stores, Inc.*	361	4,747
Installed Building Products, Inc.*	266	4,740
Speed Commerce, Inc.*	1,517	4,688
Escalade, Inc.	308	4,648
Norcraft Companies, Inc.*	231	4,458
Dixie Group, Inc.*	466	4,273
JAKKS Pacific, Inc.*	580	3,944
Famous Dave's of America, Inc.*	145	3,809
New Home Company, Inc.*	261	3,779
Empire Resorts, Inc.*	469	3,639
Pacific Sunwear of California, Inc.*	1,545	3,368
Bon-Ton Stores, Inc.	454	3,364
Gaiam, Inc. — Class A*	467	3,330
Virgin America, Inc.*	74	3,201
Tilly's, Inc. — Class A*	330	3,198
hhgregg, Inc.*	374	2,831
Marine Products Corp.	330	2,785
Travelport Worldwide Ltd.	143	2,574
UCP, Inc. — Class A*	243	2,552
New York & Company, Inc.*	911	2,405
Sportsman's Warehouse Holdings, Inc.*	303	2,218
Century Communities, Inc.*	124	2,143
bebe stores, Inc.	975	2,135
Papa Murphy's Holdings, Inc.*	181	2,103
Ignite Restaurant Group, Inc.*	236	1,857
Freshpet, Inc.*	57	972
Dave & Buster's Entertainment, Inc.*	33	901
Habit Restaurants, Inc. — Class A*	27	873
Boot Barn Holdings, Inc.*	27	491
Total Consumer, Cyclical		7,361,204
Industrial - 8.7%
Graphic Packaging Holding Co.*	10,169	138,502
HEICO Corp.	2,068	124,906
Teledyne Technologies, Inc.*	1,167	119,899
FEI Co.	1,314	118,720
Cognex Corp.*	2,701	111,633
Esterline Technologies Corp.*	990	108,583
Belden, Inc.	1,356	106,866
Curtiss-Wright Corp.	1,499	105,813
CLARCOR, Inc.	1,568	104,492
Woodward, Inc.	2,062	101,512
Generac Holdings, Inc.*	2,141	100,113
Moog, Inc. — Class A*	1,288	95,351
EMCOR Group, Inc.	2,093	93,118
EnerSys	1,459	90,049
Berry Plastics Group, Inc.*	2,797	88,245
Swift Transportation Co. — Class A*	2,645	75,727
Louisiana-Pacific Corp.*	4,390	72,698
Littelfuse, Inc.	700	67,669
Hillenbrand, Inc.	1,954	67,413
XPO Logistics, Inc.*	1,634	66,799
Polypore International, Inc.*	1,402	65,964
Rexnord Corp.*	2,337	65,927
Knight Transportation, Inc.	1,858	62,541
Barnes Group, Inc.	1,686	62,400
Sanmina Corp.*	2,561	60,261
Mueller Industries, Inc.	1,763	60,189
Applied Industrial Technologies, Inc.	1,299	59,222
Masonite International Corp.*	915	56,236
Watts Water Technologies, Inc. — Class A	886	56,208
Franklin Electric Company, Inc.	1,484	55,695
Actuant Corp. — Class A	2,021	55,053
Tetra Tech, Inc.	2,020	53,934
Itron, Inc.*	1,223	51,722
Mueller Water Products, Inc. — Class A	4,956	50,749
Orbital Sciences Corp.*	1,884	50,661
Forward Air Corp.	970	48,859
MSA Safety, Inc.	919	48,790
Harsco Corp.	2,511	47,433
Proto Labs, Inc.*	704	47,280
Coherent, Inc.*	776	47,120
RBC Bearings, Inc.	723	46,655
Granite Construction, Inc.	1,216	46,232
Matson, Inc.	1,337	46,153
Greenbrier Companies, Inc.	858	46,100
TAL International Group, Inc.	1,057	46,053
MasTec, Inc.*	2,035	46,011
Rogers Corp.*	564	45,933
Heartland Express, Inc.	1,691	45,674
Boise Cascade Co.*	1,226	45,546
Trex Company, Inc.*	1,045	44,496
Simpson Manufacturing Company, Inc.	1,286	44,496
TASER International, Inc.*	1,676	44,380
EnPro Industries, Inc.*	707	44,371
Scorpio Tankers, Inc.	5,088	44,215
TriMas Corp.*	1,407	44,025
OSI Systems, Inc.*	620	43,878
Hub Group, Inc. — Class A*	1,144	43,564
Plexus Corp.*	1,055	43,477
Werner Enterprises, Inc.	1,390	43,299
Methode Electronics, Inc.	1,179	43,045
Benchmark Electronics, Inc.*	1,677	42,663
Saia, Inc.*	767	42,461
Tennant Co.	573	41,353
Brady Corp. — Class A	1,492	40,791
Atlas Air Worldwide Holdings, Inc.*	785	38,701
Apogee Enterprises, Inc.	905	38,345
Drew Industries, Inc.*	735	37,536

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 68.1% (continued)
Industrial - 8.7% (continued)
ArcBest Corp.	809	$37,513
AZZ, Inc.	796	37,348
Dycom Industries, Inc.*	1,056	37,055
Universal Display Corp.*	1,261	34,993
UTI Worldwide, Inc.*	2,846	34,351
Headwaters, Inc.*	2,284	34,237
AAR Corp.	1,231	34,197
Kaman Corp.	852	34,157
GenCorp, Inc.*	1,860	34,038
Cubic Corp.	641	33,742
Exponent, Inc.	408	33,660
FARO Technologies, Inc.*	536	33,596
Albany International Corp. — Class A	876	33,279
Universal Forest Products, Inc.	624	33,197
CIRCOR International, Inc.	549	33,094
Lindsay Corp.	380	32,581
Chart Industries, Inc.*	948	32,422
Astronics Corp.*	586	32,412
Standex International Corp.	397	30,672
ESCO Technologies, Inc.	826	30,479
Advanced Energy Industries, Inc.*	1,279	30,312
Federal Signal Corp.	1,956	30,201
John Bean Technologies Corp.	906	29,771
Briggs & Stratton Corp.	1,453	29,670
Fluidigm Corp.*	873	29,446
AAON, Inc.	1,314	29,420
Raven Industries, Inc.	1,133	28,325
Hornbeck Offshore Services, Inc.*	1,128	28,166
Nordic American Tankers Ltd.	2,774	27,934
Tutor Perini Corp.*	1,159	27,897
Sun Hydraulics Corp.	692	27,251
Blount International, Inc.*	1,539	27,040
US Ecology, Inc.	670	26,880
GasLog Ltd.	1,310	26,659
Badger Meter, Inc.	449	26,648
Ship Finance International Ltd.	1,838	25,953
Rofin-Sinar Technologies, Inc.*	872	25,087
RTI International Metals, Inc.*	955	24,123
Encore Wire Corp.	644	24,041
Altra Industrial Motion Corp.	842	23,904
Newport Corp.*	1,240	23,696
Hyster-Yale Materials Handling, Inc.	320	23,424
Nortek, Inc.*	284	23,098
Astec Industries, Inc.	587	23,075
Textainer Group Holdings Ltd.	671	23,029
General Cable Corp.	1,513	22,544
II-VI, Inc.*	1,635	22,318
Aegion Corp. — Class A*	1,181	21,978
Quanex Building Products Corp.	1,166	21,897
YRC Worldwide, Inc.*	973	21,883
Echo Global Logistics, Inc.*	731	21,345
DHT Holdings, Inc.	2,866	20,950
Sturm Ruger & Company, Inc.	601	20,813
DXP Enterprises, Inc.*	403	20,364
Roadrunner Transportation Systems, Inc.*	867	20,244
Comfort Systems USA, Inc.	1,172	20,065
Fabrinet*	1,092	19,372
LSB Industries, Inc.*	601	18,895
Gorman-Rupp Co.	586	18,822
CTS Corp.	1,051	18,739
Haynes International, Inc.	386	18,721
GrafTech International Ltd.*	3,656	18,499
MYR Group, Inc.*	663	18,166
Checkpoint Systems, Inc.*	1,296	17,794
Tredegar Corp.	773	17,385
Lydall, Inc.*	529	17,362
Columbus McKinnon Corp.	617	17,301
Park-Ohio Holdings Corp.	273	17,207
Griffon Corp.	1,240	16,492
Park Electrochemical Corp.	650	16,205
Smith & Wesson Holding Corp.*	1,709	16,184
Marten Transport Ltd.	740	16,176
NCI Building Systems, Inc.*	873	16,168
Aerovironment, Inc.*	592	16,132
LB Foster Co. — Class A	322	15,640
Gibraltar Industries, Inc.*	959	15,593
Advanced Emissions Solutions, Inc.*	676	15,406
American Railcar Industries, Inc.	294	15,141
Kadant, Inc.	348	14,856
Celadon Group, Inc.	651	14,771
Myers Industries, Inc.	816	14,362
Powell Industries, Inc.	289	14,181
PGT, Inc.*	1,469	14,146
GP Strategies Corp.*	411	13,945
GSI Group, Inc.*	945	13,910
Air Transport Services Group, Inc.*	1,625	13,910
Insteel Industries, Inc.	568	13,393
Era Group, Inc.*	633	13,388
Argan, Inc.	389	13,086
American Science & Engineering, Inc.	245	12,716
TTM Technologies, Inc.*	1,683	12,673
US Concrete, Inc.*	441	12,546
CAI International, Inc.*	509	11,809
M/A-COM Technology Solutions Holdings, Inc.*	374	11,699
NN, Inc.	552	11,349
Stoneridge, Inc.*	879	11,304
Patrick Industries, Inc.*	254	11,171
Advanced Drainage Systems, Inc.	474	10,893
NVE Corp.*	151	10,689
CECO Environmental Corp.	654	10,163
Navios Maritime Holdings, Inc.	2,468	10,143
Alamo Group, Inc.	207	10,027
FreightCar America, Inc.	375	9,866
Teekay Tankers Ltd. — Class A	1,936	9,796
Builders FirstSource, Inc.*	1,420	9,755
Kimball Electronics, Inc.*	801	9,628
Orion Marine Group, Inc.*	853	9,426
Mistras Group, Inc.*	509	9,330

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 68.1% (continued)
Industrial - 8.7% (continued)
Navios Maritime Acquisition Corp.	2,558	$9,286
Ply Gem Holdings, Inc.*	664	9,283
Furmanite Corp.*	1,170	9,149
Quality Distribution, Inc.*	852	9,065
Graham Corp.	313	9,005
Sparton Corp.*	315	8,927
Northwest Pipe Co.*	296	8,916
Global Brass & Copper Holdings, Inc.	664	8,738
National Presto Industries, Inc.	150	8,706
Ducommun, Inc.*	338	8,545
Bel Fuse, Inc. — Class B	312	8,530
VSE Corp.	129	8,501
Scorpio Bulkers, Inc.*	4,191	8,256
PowerSecure International, Inc.*	696	8,108
Capstone Turbine Corp.*,1	10,228	7,562
Chase Corp.	210	7,558
AEP Industries, Inc.*	127	7,385
Global Power Equipment Group, Inc.	532	7,347
Power Solutions International, Inc.*	139	7,174
Kratos Defense & Security Solutions, Inc.*	1,390	6,978
Nordic American Offshore Ltd.	567	6,963
Dynamic Materials Corp.	434	6,953
Stock Building Supply Holdings, Inc.*	453	6,940
Hurco Companies, Inc.	202	6,886
Vishay Precision Group, Inc.*	396	6,795
Mesa Laboratories, Inc.	87	6,726
Ardmore Shipping Corp.	561	6,715
Continental Building Products, Inc.*	364	6,454
Energy Recovery, Inc.*	1,197	6,308
Trinseo S.A.*	358	6,247
Vicor Corp.*	511	6,183
KEMET Corp.*	1,411	5,926
Electro Scientific Industries, Inc.	761	5,905
Layne Christensen Co.*	617	5,886
Universal Truckload Services, Inc.	204	5,816
Intevac, Inc.*	744	5,781
Handy & Harman Ltd.*	125	5,754
USA Truck, Inc.*	195	5,538
Manitex International, Inc.*	430	5,465
Control4 Corp.*	355	5,456
Xerium Technologies, Inc.*	339	5,349
PAM Transportation Services, Inc.*	100	5,184
Frontline Ltd.*	2,063	5,178
Applied Optoelectronics, Inc.*	460	5,161
Twin Disc, Inc.	257	5,104
Olympic Steel, Inc.	283	5,032
Ampco-Pittsburgh Corp.	258	4,967
Casella Waste Systems, Inc. — Class A*	1,215	4,908
CUI Global, Inc.*	642	4,783
Safe Bulkers, Inc.	1,210	4,731
LMI Aerospace, Inc.*	335	4,724
Knightsbridge Shipping Ltd.	1,041	4,716
AM Castle & Co.*	584	4,660
UFP Technologies, Inc.*	189	4,647
LSI Industries, Inc.	670	4,549
Baltic Trading Ltd.	1,530	3,840
Sterling Construction Company, Inc.*	584	3,732
Heritage-Crystal Clean, Inc.*	278	3,428
Omega Flex, Inc.	90	3,403
General Finance Corp.*	344	3,392
CHC Group Ltd.*	1,043	3,358
Dorian LPG Ltd.*	228	3,167
Multi-Fineline Electronix, Inc.*	279	3,133
International Shipholding Corp.	177	2,637
Viasystems Group, Inc.*	161	2,621
Imprivata, Inc.*	185	2,405
SIFCO Industries, Inc.	79	2,303
NL Industries, Inc.*	212	1,823
Erickson, Inc.*	188	1,568
Ultrapetrol Bahamas Ltd.*	665	1,423
Aspen Aerogels, Inc.*	175	1,397
TCP International Holdings Ltd.*	222	1,365
Revolution Lighting Technologies, Inc.*	1,009	1,362
ARC Group Worldwide, Inc.*	95	963
Turtle Beach Corp.*	218	695
Quest Resource Holding Corp.*	433	624
Total Industrial		6,970,658
Technology - 7.5%
TriQuint Semiconductor, Inc.*	5,329	146,814
Ultimate Software Group, Inc.*	882	129,492
SS&C Technologies Holdings, Inc.	2,119	123,940
MAXIMUS, Inc.	2,106	115,493
Tyler Technologies, Inc.*	1,027	112,394
Verint Systems, Inc.*	1,860	108,401
Guidewire Software, Inc.*	2,113	106,980
Cavium, Inc.*	1,644	101,632
Aspen Technology, Inc.*	2,864	100,297
Manhattan Associates, Inc.*	2,357	95,977
International Rectifier Corp.*	2,217	88,458
Qlik Technologies, Inc.*	2,788	86,121
Microsemi Corp.*	2,954	83,835
Integrated Device Technology, Inc.*	4,155	81,438
Medidata Solutions, Inc.*	1,683	80,363
Synaptics, Inc.*	1,120	77,101
CommVault Systems, Inc.*	1,468	75,881
Dealertrack Technologies, Inc.*	1,667	73,865
Take-Two Interactive Software, Inc.*	2,596	72,766
Fair Isaac Corp.	1,000	72,301
ACI Worldwide, Inc.*	3,539	71,382
Cypress Semiconductor Corp.	4,906	70,058
SYNNEX Corp.	886	69,249
Mentor Graphics Corp.	3,012	66,023
Fairchild Semiconductor International, Inc. — Class A*	3,886	65,596
Silicon Laboratories, Inc.*	1,352	64,382

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 68.1% (continued)
Technology - 7.5% (continued)
Convergys Corp.	3,156	$64,288
Spansion, Inc. — Class A*	1,878	64,266
CACI International, Inc. — Class A*	731	62,998
Blackbaud, Inc.	1,436	62,121
Electronics for Imaging, Inc.*	1,449	62,060
Science Applications International Corp.	1,237	61,269
MKS Instruments, Inc.	1,665	60,939
Monolithic Power Systems, Inc.	1,201	59,738
Tessera Technologies, Inc.	1,663	59,469
Cornerstone OnDemand, Inc.*	1,653	58,186
Intersil Corp. — Class A	4,006	57,967
Semtech Corp.*	2,091	57,649
Entegris, Inc.*	4,329	57,186
Proofpoint, Inc.*	1,151	55,512
Demandware, Inc.*	934	53,742
EPAM Systems, Inc.*	1,107	52,859
Envestnet, Inc.*	1,059	52,039
PMC-Sierra, Inc.*	5,393	49,401
Advent Software, Inc.	1,601	49,055
Power Integrations, Inc.	946	48,946
Acxiom Corp.*	2,394	48,526
Unisys Corp.*	1,590	46,873
Synchronoss Technologies, Inc.*	1,097	45,920
MicroStrategy, Inc. — Class A*	282	45,797
Cirrus Logic, Inc.*	1,930	45,490
Ambarella, Inc.*,1	896	45,445
OmniVision Technologies, Inc.*	1,744	45,344
iGATE Corp.*	1,144	45,165
Cray, Inc.*	1,266	43,653
Veeco Instruments, Inc.*	1,245	43,426
Syntel, Inc.*	965	43,406
Progress Software Corp.*	1,598	43,178
NetScout Systems, Inc.*	1,134	41,436
FleetMatics Group plc*	1,162	41,239
Rambus, Inc.*	3,538	39,236
Omnicell, Inc.*	1,139	37,724
MedAssets, Inc.*	1,897	37,485
Super Micro Computer, Inc.*	1,074	37,461
QLogic Corp.*	2,712	36,124
Constant Contact, Inc.*	976	35,819
InvenSense, Inc. — Class A*,1	2,199	35,756
Cabot Microelectronics Corp.*	750	35,490
Monotype Imaging Holdings, Inc.	1,229	35,432
RealPage, Inc.*	1,611	35,378
MTS Systems Corp.	471	35,339
Imperva, Inc.*	688	34,008
Infoblox, Inc.*	1,676	33,872
Virtusa Corp.*	809	33,711
Insight Enterprises, Inc.*	1,273	32,958
Diodes, Inc.*	1,134	31,264
Bottomline Technologies de, Inc.*	1,224	30,943
ExlService Holdings, Inc.*	1,016	29,169
Sykes Enterprises, Inc.*	1,225	28,751
SPS Commerce, Inc.*	504	28,542
CSG Systems International, Inc.	1,060	26,574
Brooks Automation, Inc.	2,078	26,495
BroadSoft, Inc.*	889	25,799
Lattice Semiconductor Corp.*	3,661	25,224
Digital River, Inc.*	1,016	25,126
Interactive Intelligence Group, Inc.*	521	24,956
Quality Systems, Inc.	1,550	24,165
LivePerson, Inc.*	1,686	23,773
Actua Corp.*	1,280	23,642
Qualys, Inc.*	626	23,631
Engility Holdings, Inc.*	546	23,369
Callidus Software, Inc.*	1,424	23,254
Pegasystems, Inc.	1,102	22,889
ManTech International Corp. — Class A	745	22,521
AVG Technologies N.V.*	1,084	21,398
Computer Programs & Systems, Inc.	347	21,080
Micrel, Inc.	1,388	20,139
PROS Holdings, Inc.*	731	20,088
Amkor Technology, Inc.*	2,654	18,843
Inphi Corp.*	974	18,000
inContact, Inc.*	1,889	16,604
Epiq Systems, Inc.	966	16,499
Kofax Ltd.*	2,308	16,225
Ultratech, Inc.*	872	16,184
Ebix, Inc.[1]	952	16,174
Photronics, Inc.*	1,918	15,939
Applied Micro Circuits Corp.*	2,425	15,811
Tangoe, Inc.*	1,203	15,675
Integrated Silicon Solution, Inc.	939	15,559
Cvent, Inc.*	558	15,535
Xcerra Corp.*	1,653	15,141
FormFactor, Inc.*	1,728	14,861
RealD, Inc.*	1,251	14,762
Mercury Systems, Inc.*	1,034	14,393
PDF Solutions, Inc.*	949	14,102
Silicon Image, Inc.*	2,437	13,452
TeleTech Holdings, Inc.*	546	12,929
Exar Corp.*	1,229	12,536
Emulex Corp.*	2,207	12,514
Nanometrics, Inc.*	743	12,497
SciQuest, Inc.*	853	12,326
Silicon Graphics International Corp.*	1,075	12,234
Quantum Corp.*	6,823	12,008
Violin Memory, Inc.*	2,493	11,941
Eastman Kodak Co.*	549	11,919
CEVA, Inc.*	653	11,845
Glu Mobile, Inc.*	2,796	10,904
Rudolph Technologies, Inc.*	1,034	10,578
KEYW Holding Corp.*	1,017	10,556
IXYS Corp.	760	9,576
Actuate Corp.*	1,433	9,458
Luxoft Holding, Inc.*	244	9,396
Pericom Semiconductor Corp.*	690	9,343
Cohu, Inc.	785	9,342
Silver Spring Networks, Inc.*	1,089	9,180
Axcelis Technologies, Inc.*	3,459	8,855
Barracuda Networks, Inc.*	247	8,852

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 68.1% (continued)
Technology - 7.5% (continued)
Rally Software Development Corp.*	773	$8,789
Ciber, Inc.*	2,415	8,573
Ultra Clean Holdings, Inc.*	916	8,500
InnerWorkings, Inc.*	1,091	8,499
Maxwell Technologies, Inc.*	931	8,491
Immersion Corp.*	882	8,353
Dot Hill Systems Corp.*	1,866	8,248
Jive Software, Inc.*	1,324	7,984
Nimble Storage, Inc.*	288	7,920
Datalink Corp.*	613	7,908
Carbonite, Inc.*	551	7,863
Merge Healthcare, Inc.*	2,199	7,828
DSP Group, Inc.*	689	7,489
Kopin Corp.*	2,052	7,428
Vocera Communications, Inc.*	702	7,315
Entropic Communications, Inc.*	2,764	6,993
American Software, Inc. — Class A	766	6,978
Digi International, Inc.*	750	6,968
E2open, Inc.*	721	6,929
Seachange International, Inc.*	1,022	6,520
Vitesse Semiconductor Corp.*	1,717	6,490
Rosetta Stone, Inc.*	660	6,441
MaxLinear, Inc. — Class A*	866	6,417
Model N, Inc.*	599	6,361
2U, Inc.*	319	6,272
Alpha & Omega Semiconductor Ltd.*	672	5,947
Cascade Microtech, Inc.*	397	5,800
Agilysys, Inc.*	456	5,741
Sapiens International Corporation N.V.*	762	5,616
Digimarc Corp.	203	5,511
Varonis Systems, Inc.*	166	5,450
QuickLogic Corp.*	1,715	5,385
Paycom Software, Inc.*	203	5,345
ExOne Co.*	301	5,057
Benefitfocus, Inc.*	152	4,992
Mavenir Systems, Inc.*	359	4,868
Castlight Health, Inc. — Class B*	403	4,715
Computer Task Group, Inc.	468	4,460
QAD, Inc. — Class A	190	4,298
Guidance Software, Inc.*	554	4,017
MobileIron, Inc.*	384	3,825
Rubicon Technology, Inc.*	814	3,720
Everyday Health, Inc.*	235	3,466
OPOWER, Inc.*	242	3,444
Globant S.A.*	209	3,265
Amber Road, Inc.*	278	2,841
Park City Group, Inc.*	297	2,679
Audience, Inc.*	436	1,918
A10 Networks, Inc.*	396	1,727
Five9, Inc.*	379	1,698
HubSpot, Inc.*	27	907
Total Technology		6,030,209
Communications - 4.5%
RF Micro Devices, Inc.*	8,901	147,669
j2 Global, Inc.	1,479	91,697
Sapient Corp.*	3,565	88,697
Time, Inc.	3,430	84,412
ViaSat, Inc.*	1,287	81,121
Anixter International, Inc.*	845	74,748
DigitalGlobe, Inc.*	2,347	72,687
Houghton Mifflin Harcourt Co.*	3,391	70,227
Plantronics, Inc.	1,323	70,145
Ciena Corp.*	3,267	63,412
InterDigital, Inc.	1,156	61,152
Meredith Corp.	1,117	60,675
Aruba Networks, Inc.*	3,321	60,376
Sinclair Broadcast Group, Inc. — Class A	2,136	58,441
Finisar Corp.*	2,992	58,075
Polycom, Inc.*	4,297	58,009
New York Times Co. — Class A	4,304	56,899
Infinera Corp.*	3,810	56,083
Trulia, Inc.*	1,149	52,888
Cogent Communications Holdings, Inc.	1,449	51,280
comScore, Inc.*	1,078	50,051
Shutterfly, Inc.*	1,198	49,950
Nexstar Broadcasting Group, Inc. — Class A	952	49,304
NeuStar, Inc. — Class A*	1,745	48,510
WebMD Health Corp. — Class A*	1,205	47,658
Consolidated Communications Holdings, Inc.	1,567	43,610
West Corp.	1,197	39,501
NETGEAR, Inc.*	1,076	38,284
ADTRAN, Inc.	1,755	38,259
LogMeIn, Inc.*	755	37,252
NIC, Inc.	2,029	36,502
Shutterstock, Inc.*	473	32,684
Loral Space & Communications, Inc.*	408	32,114
Web.com Group, Inc.*	1,611	30,593
Sonus Networks, Inc.*	7,645	30,351
Scholastic Corp.	825	30,047
MDC Partners, Inc. — Class A	1,321	30,013
Gogo, Inc.*	1,738	28,729
Media General, Inc.*	1,692	28,307
Lands' End, Inc.*	513	27,681
Ubiquiti Networks, Inc.	924	27,387
New Media Investment Group, Inc.	1,136	26,843
Marketo, Inc.*	797	26,077
Bankrate, Inc.*	2,085	25,916
VASCO Data Security International, Inc.*	916	25,840
8x8, Inc.*	2,755	25,236
Iridium Communications, Inc.*	2,507	24,443
Ruckus Wireless, Inc.*	2,017	24,244
Globalstar, Inc.*,1	8,540	23,485
Shenandoah Telecommunications Co.	749	23,406
EW Scripps Co. — Class A*	971	21,702
Stamps.com, Inc.*	442	21,212
Cincinnati Bell, Inc.*	6,503	20,745
Vonage Holdings Corp.*	5,419	20,646

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 68.1% (continued)
Communications - 4.5% (continued)
FTD Companies, Inc.*	589	$20,509
CalAmp Corp.*	1,118	20,459
Ixia*	1,791	20,149
Perficient, Inc.*	1,075	20,027
Inteliquent, Inc.	1,009	19,807
Atlantic Tele-Network, Inc.	292	19,736
HealthStream, Inc.*	658	19,398
Harmonic, Inc.*	2,739	19,201
Cumulus Media, Inc. — Class A*	4,494	19,009
Blucora, Inc.*	1,314	18,199
Endurance International Group Holdings, Inc.*	938	17,287
Gray Television, Inc.*	1,541	17,259
Textura Corp.*	580	16,512
Global Eagle Entertainment, Inc.*	1,182	16,087
Premiere Global Services, Inc.*	1,501	15,941
Journal Communications, Inc. — Class A*	1,394	15,933
Chegg, Inc.*,1	2,291	15,831
General Communication, Inc. — Class A*	1,117	15,359
RigNet, Inc.*	372	15,263
XO Group, Inc.*	837	15,242
Comtech Telecommunications Corp.	477	15,035
Intelsat S.A.*	851	14,773
Intralinks Holdings, Inc.*	1,221	14,530
ShoreTel, Inc.*	1,945	14,296
RetailMeNot, Inc.*	958	14,006
EarthLink Holdings Corp.	3,184	13,978
ChannelAdvisor Corp.*	644	13,898
Blue Nile, Inc.*	377	13,576
Internap Corp.*	1,689	13,444
Gigamon, Inc.*	752	13,333
Orbitz Worldwide, Inc.*	1,605	13,209
Comverse, Inc.*	697	13,090
RingCentral, Inc. — Class A*	872	13,010
Calix, Inc.*	1,290	12,926
Safeguard Scientifics, Inc.*	642	12,724
Bazaarvoice, Inc.*	1,554	12,494
ePlus, Inc.*	162	12,262
Dice Holdings, Inc.*	1,205	12,062
Harte-Hanks, Inc.	1,531	11,849
Spok Holdings, Inc.	674	11,701
Entravision Communications Corp. — Class A	1,799	11,658
Black Box Corp.	484	11,568
Lionbridge Technologies, Inc.*	2,011	11,563
World Wrestling Entertainment, Inc. — Class A	925	11,415
IDT Corp. — Class B	524	10,642
Extreme Networks, Inc.*	3,001	10,594
GrubHub, Inc.*	278	10,097
Lumos Networks Corp.	585	9,840
Entercom Communications Corp. — Class A*	768	9,339
Rocket Fuel, Inc.*	571	9,205
FairPoint Communications, Inc.*	646	9,180
Hawaiian Telcom Holdco, Inc.*	329	9,071
Wix.com Ltd.*	431	9,051
Daily Journal Corp.*	34	8,942
Overstock.com, Inc.*	361	8,761
EVINE Live, Inc.*	1,328	8,752
ORBCOMM, Inc.*	1,334	8,724
Zendesk, Inc.*	353	8,603
Angie's List, Inc.*	1,357	8,454
Brightcove, Inc.*	998	7,764
VirnetX Holding Corp.*	1,323	7,263
Central European Media Enterprises Ltd. — Class A*	2,195	7,046
Marin Software, Inc.*	819	6,929
Reis, Inc.	257	6,726
Coupons.com, Inc.*	375	6,656
Zix Corp.*	1,843	6,635
QuinStreet, Inc.*	1,079	6,550
1-800-Flowers.com, Inc. — Class A*	773	6,370
McClatchy Co. — Class A*	1,900	6,308
Liquidity Services, Inc.*	764	6,242
KVH Industries, Inc.*	493	6,237
Lee Enterprises, Inc.*	1,667	6,135
AH Belo Corp. — Class A	585	6,072
TechTarget, Inc.*	516	5,867
Q2 Holdings, Inc.*	308	5,803
GTT Communications, Inc.*	431	5,702
Alliance Fiber Optic Products, Inc.	391	5,673
Telenav, Inc.*	847	5,649
TrueCar, Inc.*	242	5,542
Boingo Wireless, Inc.*	722	5,538
Limelight Networks, Inc.*	1,875	5,194
Oclaro, Inc.*	2,912	5,183
Tessco Technologies, Inc.	177	5,133
Numerex Corp. — Class A*	455	5,032
RealNetworks, Inc.*	714	5,027
Saga Communications, Inc. — Class A	113	4,913
Marchex, Inc. — Class B	1,021	4,686
TeleCommunication Systems, Inc. — Class A*	1,497	4,671
Procera Networks, Inc.*	643	4,623
Preformed Line Products Co.	83	4,534
magicJack VocalTec Ltd.*	555	4,507
Clearfield, Inc.*	355	4,370
ModusLink Global Solutions, Inc.*	1,150	4,313
Sizmek, Inc.*	685	4,288
Dex Media, Inc.*	462	4,144
Martha Stewart Living Omnimedia, Inc. — Class A*	930	4,008
Rubicon Project, Inc.*	246	3,970
Cinedigm Corp. — Class A*	2,380	3,856
Crown Media Holdings, Inc. — Class A*	1,079	3,820
Millennial Media, Inc.*	2,345	3,752
Townsquare Media, Inc. — Class A*	278	3,670
Hemisphere Media Group, Inc.*	260	3,507
Tremor Video, Inc.*	1,103	3,166

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 68.1% (continued)
Communications - 4.5% (continued)
Covisint Corp.*	1,183	$3,135
Unwired Planet, Inc.*	3,048	3,048
Global Sources Ltd.*	473	3,008
Travelzoo, Inc.*	229	2,890
YuMe, Inc.*	564	2,843
ParkerVision, Inc.*	3,008	2,737
Salem Communications Corp. — Class A	339	2,651
TubeMogul, Inc.*	110	2,481
NTELOS Holdings Corp.	527	2,208
Cyan, Inc.*	855	2,138
Rightside Group Ltd.*	271	1,821
Borderfree, Inc.*	186	1,667
Demand Media, Inc.*	271	1,659
Aerohive Networks, Inc.*	296	1,421
ReachLocal, Inc.*	411	1,414
Vringo, Inc.*	2,222	1,222
Radio One, Inc. — Class D*	719	1,201
Wayfair, Inc. — Class A*	60	1,191
Yodlee, Inc.*	33	403
Alliance Data Systems Corp.*	1	186
Total Communications		3,586,536
Basic Materials - 2.4%
PolyOne Corp.	2,928	111,000
Sensient Technologies Corp.	1,538	92,804
Axiall Corp.	2,175	92,373
KapStone Paper and Packaging Corp.	2,631	77,115
Minerals Technologies, Inc.	1,073	74,520
HB Fuller Co.	1,558	69,378
Chemtura Corp.*	2,650	65,535
Balchem Corp.	946	63,041
Commercial Metals Co.	3,662	59,654
Olin Corp.	2,458	55,969
Stillwater Mining Co.*	3,726	54,921
Worthington Industries, Inc.	1,601	48,174
Tronox Ltd. — Class A	1,912	45,659
Clearwater Paper Corp.*	635	43,529
US Silica Holdings, Inc.	1,672	42,954
Schweitzer-Mauduit International, Inc.	948	40,100
Kaiser Aluminum Corp.	561	40,072
Innophos Holdings, Inc.	682	39,863
Century Aluminum Co.*	1,600	39,040
Quaker Chemical Corp.	411	37,828
A. Schulman, Inc.	908	36,801
Resolute Forest Products, Inc.*	2,029	35,731
Calgon Carbon Corp.*	1,657	34,432
PH Glatfelter Co.	1,340	34,264
Globe Specialty Metals, Inc.	1,986	34,219
AK Steel Holding Corp.*	5,494	32,634
Innospec, Inc.	759	32,409
Neenah Paper, Inc.	515	31,039
OM Group, Inc.	999	29,770
Hecla Mining Co.	10,604	29,585
Ferro Corp.*	2,231	28,914
Horsehead Holding Corp.*	1,577	24,964
Intrepid Potash, Inc.*	1,735	24,081
Stepan Co.	598	23,968
Deltic Timber Corp.	346	23,666
Materion Corp.	641	22,582
Kraton Performance Polymers, Inc.*	1,020	21,206
Aceto Corp.	894	19,400
Schnitzer Steel Industries, Inc. — Class A	819	18,477
Koppers Holdings, Inc.	636	16,523
Coeur Mining, Inc.*	3,220	16,454
Wausau Paper Corp.	1,313	14,929
Hawkins, Inc.	330	14,299
OMNOVA Solutions, Inc.*	1,473	11,990
Landec Corp.*	833	11,504
Zep, Inc.	715	10,832
American Vanguard Corp.	894	10,388
Rentech, Inc.*	7,083	8,925
Kronos Worldwide, Inc.	651	8,476
Orchids Paper Products Co.	251	7,307
Ring Energy, Inc.*	628	6,594
KMG Chemicals, Inc.	299	5,980
Universal Stainless & Alloy Products, Inc.*	220	5,533
Molycorp, Inc.*	5,662	4,986
Oil-Dri Corporation of America	152	4,960
Noranda Aluminum Holding Corp.	1,379	4,854
United States Lime & Minerals, Inc.	61	4,444
Shiloh Industries, Inc.*	258	4,058
Gold Resource Corp.	1,171	3,958
Ryerson Holding Corp.*	342	3,396
Allied Nevada Gold Corp.*,1	3,134	2,727
Total Basic Materials		1,914,788
Utilities - 2.4%
Dynegy, Inc.*	3,822	115,998
IDACORP, Inc.	1,565	103,587
Cleco Corp.	1,877	102,372
Piedmont Natural Gas Company, Inc.	2,424	95,530
Portland General Electric Co.	2,432	92,003
Southwest Gas Corp.	1,446	89,377
WGL Holdings, Inc.	1,614	88,157
New Jersey Resources Corp.	1,311	80,233
UIL Holdings Corp.	1,758	76,543
Black Hills Corp.	1,388	73,620
PNM Resources, Inc.	2,478	73,423
ALLETE, Inc.	1,315	72,509
Laclede Group, Inc.	1,341	71,341
NorthWestern Corp.	1,181	66,821
ONE Gas, Inc.	1,617	66,653
Avista Corp.	1,872	66,175
South Jersey Industries, Inc.	1,026	60,462
El Paso Electric Co.	1,254	50,235
MGE Energy, Inc.	1,078	49,168
American States Water Co.	1,206	45,417
Northwest Natural Gas Co.	844	42,116
Empire District Electric Co.	1,344	39,971
California Water Service Group	1,487	36,595
Otter Tail Corp.	1,134	35,109
NRG Yield, Inc. — Class A	740	34,884
Abengoa Yield plc	889	24,287

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 68.1% (continued)
Utilities - 2.4% (continued)
Chesapeake Utilities Corp.	453	$22,496
Unitil Corp.	432	15,841
SJW Corp.	488	15,675
Ormat Technologies, Inc.	552	15,003
PICO Holdings, Inc.*	708	13,346
EnerNOC, Inc.*	840	12,978
Connecticut Water Service, Inc.	339	12,302
Middlesex Water Co.	497	11,461
Atlantic Power Corp.	3,754	10,173
York Water Co.	403	9,354
Artesian Resources Corp. — Class A	241	5,444
Ameresco, Inc. — Class A*	618	4,326
Spark Energy, Inc. — Class A	93	1,310
Total Utilities		1,902,295
Energy - 2.3%
SemGroup Corp. — Class A	1,326	90,686
Diamondback Energy, Inc.*	1,303	77,894
Bristow Group, Inc.	1,107	72,829
Helix Energy Solutions Group, Inc.*	3,283	71,240
Western Refining, Inc.	1,655	62,526
Exterran Holdings, Inc.	1,822	59,361
Carrizo Oil & Gas, Inc.*	1,415	58,865
Delek US Holdings, Inc.	1,846	50,359
Matador Resources Co.*	2,280	46,124
PDC Energy, Inc.*	1,113	45,934
SEACOR Holdings, Inc.*	578	42,662
Rosetta Resources, Inc.*	1,911	42,634
SunCoke Energy, Inc.	2,060	39,841
Forum Energy Technologies, Inc.*	1,854	38,434
Flotek Industries, Inc.*	1,673	31,335
Pattern Energy Group, Inc.	1,228	30,281
Stone Energy Corp.*	1,747	29,489
Green Plains, Inc.	1,164	28,843
Primoris Services Corp.	1,181	27,446
Parsley Energy, Inc. — Class A*	1,654	26,398
Synergy Resources Corp.*	2,071	25,969
Newpark Resources, Inc.*	2,639	25,176
CARBO Ceramics, Inc.	614	24,591
Bonanza Creek Energy, Inc.*	1,020	24,480
Thermon Group Holdings, Inc.*	993	24,020
TerraForm Power, Inc. — Class A	718	22,172
McDermott International, Inc.*	7,389	21,502
Gulfmark Offshore, Inc. — Class A	838	20,464
Magnum Hunter Resources Corp.*,1	6,182	19,411
C&J Energy Services, Inc.*	1,432	18,917
Matrix Service Co.*	822	18,347
RSP Permian, Inc.*	727	18,276
Bill Barrett Corp.*	1,546	17,609
Cloud Peak Energy, Inc.*	1,895	17,396
TETRA Technologies, Inc.*	2,455	16,399
Contango Oil & Gas Co.*	542	15,848
Plug Power, Inc.*,1	5,197	15,591
Westmoreland Coal Co.*	467	15,509
Sanchez Energy Corp.*,1	1,584	14,715
PHI, Inc.*	392	14,661
Halcon Resources Corp.*,1	8,111	14,438
Tesco Corp.	1,079	13,833
Penn Virginia Corp.*	2,040	13,627
REX American Resources Corp.*	195	12,084
Arch Coal, Inc.[1]	6,603	11,753
Clayton Williams Energy, Inc.*	183	11,675
Parker Drilling Co.*	3,768	11,568
Alpha Natural Resources, Inc.*	6,885	11,498
FuelCell Energy, Inc.*,1	7,284	11,217
ION Geophysical Corp.*	4,019	11,051
Clean Energy Fuels Corp.*	2,183	10,904
Geospace Technologies Corp.*	409	10,839
Pioneer Energy Services Corp.*	1,952	10,814
Northern Oil and Gas, Inc.*	1,899	10,729
Renewable Energy Group, Inc.*	1,074	10,429
Alon USA Energy, Inc.	814	10,313
EXCO Resources, Inc.[1]	4,723	10,249
Comstock Resources, Inc.	1,488	10,133
Panhandle Oil and Gas, Inc. — Class A	435	10,127
Triangle Petroleum Corp.*,1	2,093	10,005
Energy XXI Ltd.[1]	2,916	9,506
Callon Petroleum Co.*	1,713	9,336
Trecora Resources*	610	8,967
Natural Gas Services Group, Inc.*	388	8,940
FutureFuel Corp.	677	8,815
Gulf Island Fabrication, Inc.	451	8,745
Abraxas Petroleum Corp.*	2,875	8,453
Enphase Energy, Inc.*	569	8,131
W&T Offshore, Inc.	1,087	7,979
Approach Resources, Inc.*,1	1,225	7,828
Willbros Group, Inc.*	1,245	7,806
Pacific Ethanol, Inc.*	744	7,686
Rex Energy Corp.*	1,495	7,625
VAALCO Energy, Inc.*	1,550	7,068
Basic Energy Services, Inc.*	989	6,933
Key Energy Services, Inc.*	4,086	6,824
PetroQuest Energy, Inc.*	1,819	6,803
Eclipse Resources Corp.*	942	6,622
Solazyme, Inc.*,1	2,363	6,097
Swift Energy Co.*	1,363	5,520
Gastar Exploration, Inc.*	2,177	5,247
Hercules Offshore, Inc.*,1	4,997	4,997
Goodrich Petroleum Corp.*,1	1,075	4,773
Evolution Petroleum Corp.	610	4,532
Apco Oil and Gas International, Inc.*	284	3,985
Jones Energy, Inc. — Class A*	347	3,959
Isramco, Inc.*	28	3,864
TransAtlantic Petroleum Ltd.*	704	3,795
Warren Resources, Inc.*	2,291	3,689
North Atlantic Drilling Ltd.	2,223	3,623
Hallador Energy Co.	323	3,556
Adams Resources & Energy, Inc.	66	3,297
Resolute Energy Corp.*	2,424	3,200
Vantage Drilling Co.*	6,393	3,125
Dawson Geophysical Co.	251	3,070

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 68.1% (continued)
Energy - 2.3% (continued)
Walter Energy, Inc.	2,012	$2,777
Nuverra Environmental Solutions, Inc.*	470	2,609
FX Energy, Inc.*	1,677	2,599
Harvest Natural Resources, Inc.*	1,309	2,369
Mitcham Industries, Inc.*	394	2,336
Emerald Oil, Inc.*,1	1,772	2,126
Midstates Petroleum Company, Inc.*	1,156	1,746
Amyris, Inc.*	842	1,735
Vertex Energy, Inc.*	408	1,710
Independence Contract Drilling, Inc.*	320	1,670
Glori Energy, Inc.*	379	1,584
Miller Energy Resources, Inc.*	934	1,168
BPZ Resources, Inc.*	3,689	1,066
Profire Energy, Inc.*	456	1,040
Vivint Solar, Inc.*	98	904
FMSA Holdings, Inc.*	119	823
Quicksilver Resources, Inc.*	3,906	774
American Eagle Energy Corp.*	946	589
Total Energy		1,835,541
Diversified - 0.1%
Harbinger Group, Inc.*	2,586	36,618
Horizon Pharma plc*	2,024	26,089
National Bank Holdings Corp. — Class A	1,155	22,418
FCB Financial Holdings, Inc. — Class A*	256	6,308
Resource America, Inc. — Class A	414	3,743
Tiptree Financial, Inc. — Class A*	244	1,976
Total Diversified		97,152
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	924	27,812
Total Common Stocks
(Cost $46,804,877)		54,493,333

WARRANTS†† - 0.0%
Tejon Ranch Co.
$10.50, 08/31/16*,†	39	68
Magnum Hunter Resources Corp.
$8.50, 04/15/16*	334	–
Imperial Holdings, Inc.
$10.75, 10/06/19*	18	–
Total Warrants
(Cost $220)		68

RIGHTS† - 0.0%
Leap Wireless International, Inc.
Expires 03/17/15*,†††	1,031	2,598
Furiex Pharmaceuticals, Inc.
Expires 07/03/17*,†††	140	1,368
Omthera Pharmaceuticals, Inc.
Expires 12/31/20*,†††	110	66
Cubist Pharmaceuticals, Inc.
Expires 12/31/16*	1,377	55
Total Rights
(Cost $4,242)		4,087

	Face Amount
CORPORATE BONDS††- 0.0%
Financial - 0.0%
GAMCO Investors, Inc.
0.00% due 12/31/15[2]	$200	192
Total Corporate Bonds
(Cost $0)		192

REPURCHASE AGREEMENTS††,3 - 6.3%
UMB Financial Corp. issued 12/31/14 at 0.01% due 01/02/15	3,551,172	3,551,172
RBC Capital Markets issued 12/31/14 at 0.03% due 01/02/15	1,207,357	1,207,357
HSBC Group issued 12/31/14 at 0.02% due 01/02/15	241,471	241,471
Total Repurchase Agreements
(Cost $5,000,000)		5,000,000

SECURITIES LENDING COLLATERAL††,4 - 0.3%
Repurchase Agreements
HSBC Securities, Inc. issued 12/31/14 at 0.06% due 01/02/15	125,200	125,200
BNP Paribas Securities Corp. issued 12/31/14 at 0.06% due 01/02/15	50,602	50,602
Barclays Capital, Inc. issued 12/31/14 at 0.05% due 01/02/15	23,997	23,997
Total Securities Lending Collateral
(Cost $199,799)		199,799
Total Investments - 74.7%
(Cost $52,009,138)		$59,697,479
Other Assets & Liabilities, net - 25.3%		20,196,934
Total Net Assets - 100.0%		$79,894,413

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
March 2015 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $31,594,190)	263	$866,712

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Units	Unrealized Loss
OTC EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC January 2015 Russell 2000 Index Swap, Terminating 01/29/15[5] (Notional Value $7,210,690)	5,986	$(58,737)
Goldman Sachs International January 2015 Russell 2000 Index Swap, Terminating 01/27/15[5] (Notional Value $21,338,768)	17,713	(165,863)
Barclays Bank plc January 2015 Russell 2000 Index Swap, Terminating 01/31/15[5] (Notional Value $44,264,219)	36,743	(510,023)
(Total Notional Value $72,813,677)		$(734,623)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2014 — See Note 5.
[2]	Zero coupon rate security.
[3]	Repurchase Agreements — See Note 4.
[4]	Securities lending collateral — See Note 5.
[5]	Total Return based on Russell 2000 Index +/- financing at a variable rate.
plc — Public Limited Company
REIT — Real Estate Investment Trust

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 71.2%
Consumer, Non-cyclical - 16.3%
Johnson & Johnson	20,086	$2,100,392
Procter & Gamble Co.	19,390	1,766,236
Pfizer, Inc.	45,214	1,408,416
Coca-Cola Co.	28,289	1,194,362
Merck & Company, Inc.	20,458	1,161,810
Gilead Sciences, Inc.*	10,826	1,020,458
PepsiCo, Inc.	10,740	1,015,574
Philip Morris International, Inc.	11,150	908,168
Amgen, Inc.	5,459	869,563
AbbVie, Inc.	11,433	748,176
Bristol-Myers Squibb Co.	11,903	702,634
Altria Group, Inc.	14,183	698,796
UnitedHealth Group, Inc.	6,887	696,207
Celgene Corp.*	5,732	641,182
MasterCard, Inc. — Class A	7,032	605,876
Biogen Idec, Inc.*	1,695	575,368
Medtronic, Inc.	7,063	509,948
Actavis plc*	1,902	489,593
Abbott Laboratories	10,806	486,486
Eli Lilly & Co.	7,031	485,069
Allergan, Inc.	2,138	454,517
Express Scripts Holding Co.*	5,267	445,957
Mondelez International, Inc. — Class A	12,055	437,897
Colgate-Palmolive Co.	6,148	425,380
McKesson Corp.	1,664	345,412
Covidien plc	3,249	332,308
Kimberly-Clark Corp.	2,673	308,839
Automatic Data Processing, Inc.	3,459	288,376
Baxter International, Inc.	3,889	285,025
Kraft Foods Group, Inc.	4,225	264,739
Alexion Pharmaceuticals, Inc.*	1,423	263,298
Anthem, Inc.	1,937	243,423
Archer-Daniels-Midland Co.	4,620	240,240
General Mills, Inc.	4,333	231,079
Kroger Co.	3,524	226,277
Aetna, Inc.	2,524	224,207
Regeneron Pharmaceuticals, Inc.*	533	218,663
Vertex Pharmaceuticals, Inc.*	1,726	205,049
Stryker Corp.	2,145	202,338
Cigna Corp.	1,877	193,162
Becton Dickinson and Co.	1,378	191,762
Cardinal Health, Inc.	2,375	191,734
McGraw Hill Financial, Inc.	1,948	173,333
Perrigo Company plc	1,010	168,832
Sysco Corp.	4,219	167,452
Lorillard, Inc.	2,584	162,637
Humana, Inc.	1,100	157,993
Zoetis, Inc.	3,598	154,822
Mylan, Inc.*	2,686	151,410
Mead Johnson Nutrition Co. — Class A	1,450	145,783
Reynolds American, Inc.	2,211	142,101
Zimmer Holdings, Inc.	1,215	137,805
Intuitive Surgical, Inc.*	260	137,524
AmerisourceBergen Corp. — Class A	1,491	134,429
St. Jude Medical, Inc.	2,052	133,442
Whole Foods Market, Inc.	2,582	130,184
Moody's Corp.	1,317	126,182
Boston Scientific Corp.*	9,519	126,127
Estee Lauder Companies, Inc. — Class A	1,607	122,453
Kellogg Co.	1,809	118,381
Constellation Brands, Inc. — Class A*	1,204	118,197
Keurig Green Mountain, Inc.	872	115,448
Monster Beverage Corp.*	1,035	112,142
ConAgra Foods, Inc.	3,049	110,618
Hershey Co.	1,062	110,374
Dr Pepper Snapple Group, Inc.	1,395	99,994
Brown-Forman Corp. — Class B	1,123	98,644
Edwards Lifesciences Corp.*	768	97,828
Clorox Co.	929	96,811
DaVita HealthCare Partners, Inc.*	1,234	93,463
CR Bard, Inc.	537	89,475
CareFusion Corp.*	1,463	86,814
Molson Coors Brewing Co. — Class B	1,143	85,176
Tyson Foods, Inc. — Class A	2,103	84,310
Mallinckrodt plc*	834	82,591
Hospira, Inc.*	1,214	74,358
JM Smucker Co.	731	73,816
United Rentals, Inc.*	716	73,039
Universal Health Services, Inc. — Class B	653	72,653
Coca-Cola Enterprises, Inc.	1,596	70,575
Equifax, Inc.	865	69,953
Quest Diagnostics, Inc.	1,037	69,542
McCormick & Company, Inc.	927	68,876
Western Union Co.	3,750	67,163
H&R Block, Inc.	1,975	66,518
Laboratory Corporation of America Holdings*	606	65,387
Varian Medical Systems, Inc.*	717	62,028
Safeway, Inc.	1,653	58,053
Robert Half International, Inc.	975	56,921
Campbell Soup Co.	1,286	56,584
Cintas Corp.	697	54,673
DENTSPLY International, Inc.	1,016	54,123
Hormel Foods Corp.	964	50,224
ADT Corp.	1,252	45,360
Quanta Services, Inc.*	1,562	44,345
Total System Services, Inc.	1,187	40,311
Tenet Healthcare Corp.*	705	35,722
Avery Dennison Corp.	654	33,930
Patterson Companies, Inc.	614	29,533
Avon Products, Inc.	3,119	29,287
Total Consumer, Non-cyclical		29,799,745
Financial - 12.2%
Berkshire Hathaway, Inc. — Class B*	13,086	1,964,863
Wells Fargo & Co.	33,876	1,857,083
JPMorgan Chase & Co.	26,825	1,678,708
Bank of America Corp.	75,466	1,350,086

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 71.2% (continued)
Financial - 12.2% (continued)
Citigroup, Inc.	21,740	$1,176,351
Visa, Inc. — Class A	3,505	919,012
American Express Co.	6,385	594,060
U.S. Bancorp	12,841	577,203
Goldman Sachs Group, Inc.	2,907	563,464
American International Group, Inc.	10,046	562,677
MetLife, Inc.	8,152	440,942
Morgan Stanley	10,956	425,093
Simon Property Group, Inc.	2,230	406,106
PNC Financial Services Group, Inc.	3,776	344,484
Capital One Financial Corp.	3,990	329,375
Bank of New York Mellon Corp.	8,078	327,724
BlackRock, Inc. — Class A	914	326,810
Prudential Financial, Inc.	3,287	297,342
American Tower Corp. — Class A	2,845	281,228
ACE Ltd.	2,381	273,529
Travelers Companies, Inc.	2,378	251,711
Charles Schwab Corp.	8,246	248,946
State Street Corp.	2,996	235,186
Marsh & McLennan Companies, Inc.	3,882	222,206
Discover Financial Services	3,254	213,104
Allstate Corp.	3,010	211,453
CME Group, Inc. — Class A	2,272	201,413
BB&T Corp.	5,169	201,022
Aflac, Inc.	3,233	197,504
Aon plc	2,046	194,022
Public Storage	1,041	192,429
Crown Castle International Corp.	2,396	188,565
Equity Residential	2,600	186,785
Health Care REIT, Inc.	2,351	177,900
Intercontinental Exchange, Inc.	809	177,406
Ameriprise Financial, Inc.	1,324	175,099
Chubb Corp.	1,692	175,071
T. Rowe Price Group, Inc.	1,861	159,785
SunTrust Banks, Inc.	3,742	156,790
Franklin Resources, Inc.	2,814	155,811
AvalonBay Communities, Inc.	947	154,730
Prologis, Inc.	3,588	154,392
Ventas, Inc.	2,112	151,430
Vornado Realty Trust	1,253	147,491
HCP, Inc.	3,296	145,123
Boston Properties, Inc.	1,099	141,430
Weyerhaeuser Co.	3,763	135,054
Host Hotels & Resorts, Inc.	5,435	129,190
Hartford Financial Services Group, Inc.	3,096	129,072
General Growth Properties, Inc.	4,503	126,669
Invesco Ltd.	3,092	122,196
Fifth Third Bancorp	5,913	120,477
M&T Bank Corp.	948	119,088
Lincoln National Corp.	1,864	107,497
Northern Trust Corp.	1,589	107,099
Regions Financial Corp.	9,878	104,312
Progressive Corp.	3,838	103,588
Principal Financial Group, Inc.	1,960	101,802
Essex Property Trust, Inc.	459	94,829
Loews Corp.	2,148	90,259
KeyCorp	6,217	86,416
Affiliated Managers Group, Inc.*	399	84,684
Macerich Co.	1,010	84,244
Kimco Realty Corp.	2,952	74,213
CBRE Group, Inc. — Class A*	2,006	68,706
XL Group plc — Class A	1,852	63,653
Navient Corp.	2,944	63,620
Unum Group	1,808	63,063
Huntington Bancshares, Inc.	5,845	61,489
Comerica, Inc.	1,289	60,377
Cincinnati Financial Corp.	1,056	54,732
Plum Creek Timber Company, Inc.	1,262	54,001
Iron Mountain, Inc.	1,338	51,727
E*TRADE Financial Corp.*	2,073	50,281
Torchmark Corp.	923	49,999
Zions Bancorporation	1,456	41,511
NASDAQ OMX Group, Inc.	842	40,382
Apartment Investment & Management Co. — Class A	1,049	38,970
Legg Mason, Inc.	721	38,480
Hudson City Bancorp, Inc.	3,453	34,944
Assurant, Inc.	504	34,489
People's United Financial, Inc.	2,210	33,548
Genworth Financial, Inc. — Class A*	3,564	30,294
Total Financial		22,367,899
Technology - 9.6%
Apple, Inc.	42,086	4,645,453
Microsoft Corp.	59,151	2,747,564
Intel Corp.	34,696	1,259,117
International Business Machines Corp.	6,605	1,059,707
Oracle Corp.	23,213	1,043,888
QUALCOMM, Inc.	11,931	886,832
Hewlett-Packard Co.	13,392	537,421
EMC Corp.	14,603	434,293
Texas Instruments, Inc.	7,580	405,265
Accenture plc — Class A	4,503	402,163
Micron Technology, Inc.*	7,703	269,682
salesforce.com, Inc.*	4,211	249,754
Adobe Systems, Inc.*	3,400	247,180
Cognizant Technology Solutions Corp. — Class A*	4,370	230,124
Applied Materials, Inc.	8,743	217,875
Intuit, Inc.	2,049	188,897
Avago Technologies Ltd.	1,815	182,571
Western Digital Corp.	1,566	173,356
Broadcom Corp. — Class A	3,866	167,514
Seagate Technology plc	2,348	156,142
SanDisk Corp.	1,583	155,102
Cerner Corp.*	2,181	141,023
Fidelity National Information Services, Inc.	2,036	126,640
Fiserv, Inc.*	1,751	124,268
Analog Devices, Inc.	2,233	123,976
Paychex, Inc.	2,343	108,176
Xerox Corp.	7,700	106,722
Electronic Arts, Inc.*	2,231	104,890

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 71.2% (continued)
Technology - 9.6% (continued)
Autodesk, Inc.*	1,633	$98,078
Red Hat, Inc.*	1,348	93,201
NetApp, Inc.	2,237	92,724
Lam Research Corp.	1,141	90,527
KLA-Tencor Corp.	1,180	82,978
Xilinx, Inc.	1,898	82,164
Altera Corp.	2,187	80,788
Akamai Technologies, Inc.*	1,277	80,400
Linear Technology Corp.	1,712	78,067
NVIDIA Corp.	3,705	74,285
Citrix Systems, Inc.*	1,155	73,689
CA, Inc.	2,299	70,005
Microchip Technology, Inc.	1,442	65,049
Computer Sciences Corp.	1,008	63,554
Teradata Corp.*	1,098	47,961
Pitney Bowes, Inc.	1,442	35,142
Dun & Bradstreet Corp.	258	31,208
First Solar, Inc.*	539	24,037
Total Technology		17,759,452
Communications - 8.2%
Verizon Communications, Inc.	29,779	1,393,062
AT&T, Inc.	37,222	1,250,287
Facebook, Inc. — Class A*	15,004	1,170,612
Google, Inc. — Class A*	2,045	1,085,200
Google, Inc. — Class C*	2,044	1,075,962
Comcast Corp. — Class A	18,488	1,072,489
Walt Disney Co.	11,195	1,054,457
Cisco Systems, Inc.	36,695	1,020,671
Amazon.com, Inc.*	2,724	845,393
Time Warner, Inc.	6,017	513,972
Twenty-First Century Fox, Inc. — Class A	13,306	511,017
eBay, Inc.*	8,113	455,302
Priceline Group, Inc.*	376	428,718
Yahoo!, Inc.*	6,322	319,324
DIRECTV*	3,604	312,467
Time Warner Cable, Inc.	2,013	306,097
Viacom, Inc. — Class B	2,651	199,488
CBS Corp. — Class B	3,422	189,373
CenturyLink, Inc.	4,095	162,080
Netflix, Inc.*	432	147,576
Omnicom Group, Inc.	1,781	137,974
Alliance Data Systems Corp.*	459	131,297
Symantec Corp.	4,953	127,069
Nielsen N.V.	2,324	103,953
Motorola Solutions, Inc.	1,520	101,962
Level 3 Communications, Inc.*	2,001	98,809
F5 Networks, Inc.*	529	69,016
Discovery Communications, Inc. — Class C*	1,961	66,124
Interpublic Group of Companies, Inc.	3,001	62,331
Juniper Networks, Inc.	2,763	61,670
Expedia, Inc.	708	60,435
TripAdvisor, Inc.*	800	59,728
News Corp. — Class A*	3,580	56,170
Scripps Networks Interactive, Inc. — Class A	728	54,797
Harris Corp.	751	53,937
Gannett Company, Inc.	1,621	51,759
Frontier Communications Corp.	7,191	47,964
VeriSign, Inc.*	782	44,574
Discovery Communications, Inc. — Class A*	1,066	36,724
Windstream Holdings, Inc.	4,325	35,638
Cablevision Systems Corp. — Class A	1,571	32,425
Total Communications		15,007,903
Industrial - 7.4%
General Electric Co.	72,063	1,821,031
Union Pacific Corp.	6,380	760,049
3M Co.	4,599	755,707
United Technologies Corp.	6,084	699,660
Boeing Co.	4,758	618,444
Honeywell International, Inc.	5,617	561,251
United Parcel Service, Inc. — Class B	5,002	556,072
Caterpillar, Inc.	4,344	397,606
Danaher Corp.	4,387	376,009
Lockheed Martin Corp.	1,927	371,082
Thermo Fisher Scientific, Inc.	2,871	359,707
FedEx Corp.	1,890	328,217
General Dynamics Corp.	2,259	310,884
Emerson Electric Co.	4,978	307,292
CSX Corp.	7,143	258,791
Precision Castparts Corp.	1,023	246,420
Illinois Tool Works, Inc.	2,581	244,421
Norfolk Southern Corp.	2,221	243,444
Raytheon Co.	2,213	239,380
Eaton Corporation plc	3,406	231,472
Deere & Co.	2,572	227,545
Northrop Grumman Corp.	1,450	213,716
Corning, Inc.	9,199	210,933
TE Connectivity Ltd.	2,918	184,564
Cummins, Inc.	1,219	175,743
Waste Management, Inc.	3,056	156,834
Parker-Hannifin Corp.	1,067	137,590
Tyco International plc	3,003	131,712
Ingersoll-Rand plc	1,905	120,758
Amphenol Corp. — Class A	2,221	119,512
Roper Industries, Inc.	719	112,416
Rockwell Automation, Inc.	974	108,309
Stanley Black & Decker, Inc.	1,124	107,994
Agilent Technologies, Inc.	2,393	97,970
Kansas City Southern	792	96,648
AMETEK, Inc.	1,765	92,892
Pentair plc	1,340	89,003
Dover Corp.	1,187	85,132
Textron, Inc.	1,981	83,420
Rockwell Collins, Inc.	954	80,594
Stericycle, Inc.*	609	79,828
CH Robinson Worldwide, Inc.	1,050	78,635
Pall Corp.	764	77,324
L-3 Communications Holdings, Inc.	611	77,114
Republic Services, Inc. — Class A	1,811	72,893
Fluor Corp.	1,121	67,966

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 71.2% (continued)
Industrial - 7.4% (continued)
Waters Corp.*	598	$67,407
Ball Corp.	983	67,011
Masco Corp.	2,557	64,436
Sealed Air Corp.	1,515	64,281
Vulcan Materials Co.	945	62,115
Expeditors International of Washington, Inc.	1,385	61,785
Flowserve Corp.	978	58,514
Snap-on, Inc.	417	57,021
Xylem, Inc.	1,305	49,681
Martin Marietta Materials, Inc.	444	48,982
Garmin Ltd.	865	45,698
Jacobs Engineering Group, Inc.*	937	41,875
Allegion plc	687	38,101
PerkinElmer, Inc.	811	35,465
Ryder System, Inc.	381	35,376
Joy Global, Inc.	705	32,797
FLIR Systems, Inc.	1,011	32,665
Owens-Illinois, Inc.*	1,183	31,929
Total Industrial		13,669,123
Consumer, Cyclical - 7.1%
Home Depot, Inc.	9,457	992,701
Wal-Mart Stores, Inc.	11,334	973,363
CVS Health Corp.	8,226	792,246
McDonald's Corp.	6,984	654,400
NIKE, Inc. — Class B	5,008	481,519
Lowe's Companies, Inc.	6,982	480,362
Walgreens Boots Alliance, Inc.	6,242	475,640
Costco Wholesale Corp.	3,141	445,237
Starbucks Corp.	5,370	440,609
Ford Motor Co.	27,618	428,079
Target Corp.	4,571	346,985
TJX Companies, Inc.	4,944	339,059
General Motors Co.	9,685	338,103
Delta Air Lines, Inc.	6,006	295,435
Johnson Controls, Inc.	4,781	231,114
Yum! Brands, Inc.	3,139	228,676
Southwest Airlines Co.	4,871	206,141
VF Corp.	2,479	185,678
PACCAR, Inc.	2,541	172,813
Macy's, Inc.	2,478	162,929
Delphi Automotive plc	2,125	154,530
Dollar General Corp.*	2,177	153,914
L Brands, Inc.	1,764	152,674
Chipotle Mexican Grill, Inc. — Class A*	223	152,646
Carnival Corp.	3,232	146,507
AutoZone, Inc.*	230	142,396
Ross Stores, Inc.	1,506	141,956
O'Reilly Automotive, Inc.*	728	140,227
Marriott International, Inc. — Class A	1,525	118,995
Genuine Parts Co.	1,097	116,907
Michael Kors Holdings Ltd.*	1,478	110,998
WW Grainger, Inc.	435	110,877
Whirlpool Corp.	559	108,301
Dollar Tree, Inc.*	1,476	103,881
Starwood Hotels & Resorts Worldwide, Inc.	1,281	103,851
CarMax, Inc.*	1,546	102,932
Harley-Davidson, Inc.	1,538	101,370
Bed Bath & Beyond, Inc.*	1,329	101,230
Royal Caribbean Cruises Ltd.	1,198	98,751
Fastenal Co.	1,957	93,075
BorgWarner, Inc.	1,632	89,678
Kohl's Corp.	1,450	88,508
Wynn Resorts Ltd.	581	86,430
Tiffany & Co.	808	86,343
Staples, Inc.	4,591	83,189
Best Buy Company, Inc.	2,089	81,429
Under Armour, Inc. — Class A*	1,196	81,208
The Gap, Inc.	1,915	80,641
Ralph Lauren Corp. — Class A	434	80,359
Nordstrom, Inc.	1,010	80,184
Tractor Supply Co.	976	76,928
Wyndham Worldwide Corp.	885	75,898
PVH Corp.	591	75,748
Mattel, Inc.	2,431	75,227
Coach, Inc.	1,978	74,294
Newell Rubbermaid, Inc.	1,945	74,085
Mohawk Industries, Inc.*	445	69,135
DR Horton, Inc.	2,381	60,215
PetSmart, Inc.	713	57,963
Lennar Corp. — Class A	1,281	57,402
Goodyear Tire & Rubber Co.	1,970	56,283
Darden Restaurants, Inc.	952	55,816
Family Dollar Stores, Inc.	689	54,576
Harman International Industries, Inc.	492	52,501
PulteGroup, Inc.	2,395	51,397
Hasbro, Inc.	812	44,652
Leggett & Platt, Inc.	988	42,099
Fossil Group, Inc.*	323	35,769
AutoNation, Inc.*	536	32,380
GameStop Corp. — Class A	779	26,330
Urban Outfitters, Inc.*	718	25,223
Total Consumer, Cyclical		13,138,997
Energy - 6.0%
Exxon Mobil Corp.	30,387	2,809,279
Chevron Corp.	13,566	1,521,835
Schlumberger Ltd.	9,234	788,676
ConocoPhillips	8,833	610,006
Kinder Morgan, Inc.	12,193	515,886
Occidental Petroleum Corp.	5,564	448,514
EOG Resources, Inc.	3,933	362,111
Anadarko Petroleum Corp.	3,634	299,805
Phillips 66	3,972	284,792
Halliburton Co.	6,081	239,166
Williams Companies, Inc.	4,827	216,925
National Oilwell Varco, Inc.	3,090	202,487
Valero Energy Corp.	3,740	185,130
Marathon Petroleum Corp.	2,011	181,513
Spectra Energy Corp.	4,815	174,785
Baker Hughes, Inc.	3,105	174,097
Apache Corp.	2,702	169,334
Devon Energy Corp.	2,760	168,940
Pioneer Natural Resources Co.	1,068	158,972
Marathon Oil Corp.	4,843	137,008
Hess Corp.	1,824	134,648
Noble Energy, Inc.	2,586	122,654

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 71.2% (continued)
Energy - 6.0% (continued)
Cabot Oil & Gas Corp. — Class A	2,964	$87,764
Equities Corp.	1,087	82,286
FMC Technologies, Inc.*	1,678	78,598
ONEOK, Inc.	1,494	74,386
Chesapeake Energy Corp.	3,723	72,859
Cameron International Corp.*	1,417	70,779
Southwestern Energy Co.*	2,534	69,153
Tesoro Corp.	906	67,361
Cimarex Energy Co.	626	66,356
Range Resources Corp.	1,211	64,728
Murphy Oil Corp.	1,197	60,472
CONSOL Energy, Inc.	1,652	55,854
Helmerich & Payne, Inc.	777	52,386
Ensco plc — Class A	1,681	50,346
Transocean Ltd.[1]	2,443	44,780
Noble Corporation plc	1,808	29,959
Nabors Industries Ltd.	2,077	26,959
Newfield Exploration Co.*	985	26,713
QEP Resources, Inc.	1,189	24,042
Denbury Resources, Inc.	2,530	20,569
Diamond Offshore Drilling, Inc.	482	17,694
Total Energy		11,050,607
Utilities - 2.3%
Duke Energy Corp.	5,076	424,050
NextEra Energy, Inc.	3,132	332,900
Dominion Resources, Inc.	4,190	322,211
Southern Co.	6,457	317,103
Exelon Corp.	6,168	228,709
American Electric Power Company, Inc.	3,511	213,188
Sempra Energy	1,659	184,746
PG&E Corp.	3,409	181,495
PPL Corp.	4,773	173,403
Edison International	2,338	153,092
Public Service Enterprise Group, Inc.	3,631	150,360
Consolidated Edison, Inc.	2,102	138,753
Xcel Energy, Inc.	3,629	130,354
Northeast Utilities	2,273	121,651
FirstEnergy Corp.	3,020	117,750
Entergy Corp.	1,295	113,287
DTE Energy Co.	1,270	109,690
NiSource, Inc.	2,265	96,081
Wisconsin Energy Corp.	1,618	85,333
Ameren Corp.	1,741	80,312
CenterPoint Energy, Inc.	3,084	72,258
CMS Energy Corp.	1,974	68,597
NRG Energy, Inc.	2,426	65,381
AES Corp.	4,707	64,815
SCANA Corp.	1,023	61,789
Pinnacle West Capital Corp.	793	54,170
Pepco Holdings, Inc.	1,808	48,689
AGL Resources, Inc.	858	46,770
Integrys Energy Group, Inc.	574	44,686
TECO Energy, Inc.	1,684	34,505
Total Utilities		4,236,128
Basic Materials - 2.1%
EI du Pont de Nemours & Co.	6,501	480,683
Monsanto Co.	3,474	415,039
Dow Chemical Co.	7,950	362,599
Praxair, Inc.	2,091	270,910
LyondellBasell Industries N.V. — Class A	2,982	236,741
PPG Industries, Inc.	985	227,683
Ecolab, Inc.	1,938	202,560
Air Products & Chemicals, Inc.	1,380	199,037
Freeport-McMoRan, Inc.	7,457	174,196
International Paper Co.	3,040	162,884
Sherwin-Williams Co.	586	154,141
Alcoa, Inc.	8,459	133,568
Sigma-Aldrich Corp.	855	117,366
Nucor Corp.	2,289	112,275
Mosaic Co.	2,265	103,397
CF Industries Holdings, Inc.	357	97,297
Eastman Chemical Co.	1,066	80,867
Newmont Mining Corp.	3,579	67,643
International Flavors & Fragrances, Inc.	581	58,890
Airgas, Inc.	482	55,517
FMC Corp.	956	54,521
MeadWestvaco Corp.	1,196	53,090
Allegheny Technologies, Inc.	780	27,121
Total Basic Materials		3,848,025
Diversified - 0.0%
Leucadia National Corp.	2,274	50,983
Total Common Stocks
(Cost $94,760,633)		130,928,862

	Face Amount
REPURCHASE AGREEMENTS††,2 - 5.4%
UMB Financial Corp. issued 12/31/14 at 0.01% due 01/02/15	$7,102,343	7,102,343
RBC Capital Markets issued 12/31/14 at 0.03% due 01/02/15	2,414,714	2,414,714
HSBC Group issued 12/31/14 at 0.02% due 01/02/15	482,943	482,943
Total Repurchase Agreements
(Cost $10,000,000)		10,000,000

SECURITIES LENDING COLLATERAL††,3 - 0.0%
Repurchase Agreements
HSBC Securities, Inc. issued 12/31/14 at 0.06% due 01/02/15	18,047	18,047
BNP Paribas Securities Corp. issued 12/31/14 at 0.06% due 01/02/15	7,294	7,294
Barclays Capital, Inc. issued 12/31/14 at 0.05% due 01/02/15	3,459	3,459
Total Securities Lending Collateral
(Cost $28,800)		28,800
Total Investments - 76.6%
(Cost $104,789,433)		$140,957,662
Other Assets & Liabilities, net - 23.4%		43,089,310
Total Net Assets - 100.0%		$184,046,972

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
March 2015 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $12,209,400)	119	$367,033

	Units	Unrealized Loss
OTC EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC January 2015 S&P 500 Index Swap, Terminating 01/29/15[4] (Notional Value $10,350,137)	5,027	$(146,946)
Goldman Sachs International January 2015 S&P 500 Index Swap, Terminating 01/27/15[4] (Notional Value $83,257,521)	40,438	(1,160,967)
Barclays Bank plc January 2015 S&P 500 Index Swap, Terminating 01/31/15[4] (Notional Value $131,096,689)	63,673	(1,907,413)
(Total Notional Value $224,704,347)		$(3,215,326)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2014 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Total Return based on S&P 500 Index +/- financing at a variable rate.
plc — Public Limited Company
REIT — Real Estate Investment Trust

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

1. Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Trust calculates a NAV twice each business day; at 10:45 a.m. and at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. The NAV is calculated using the current market value of each Fund’s total assets, as of the respective time of calculation.These financial statements are based on the December 31, 2014, afternoon NAV.

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, which approximates market value.

Repurchase agreements are valued at amortized cost, which approximates market value.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of OTC swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap's value is then adjusted to include dividends accrued, and financing charges and/or interest associated with the swap agreements.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

In connection with futures contracts and other derivative investments, obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Under the Funds’ organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments

As part of their investment strategy, the Funds utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

An option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security (put option) or the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security (call option) at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities and a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform.

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as restricted cash on the Statement of Assets and Liabilities; securities held as collateral are noted on the Schedule of Investments.

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

The Funds use derivative instruments to achieve leveraged exposure to their respective underlying indices. Since these Funds’ investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. In addition, as investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, this creates an opportunity for increased net income but, at the same time, additional leverage risk. The Funds’ use of leverage, through borrowings or instruments such as derivatives, may cause the Funds to be more volatile and riskier than if they had not been leveraged.

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to each Fund.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table summarizes the inputs used to value the Funds’ net assets at December 31, 2014:

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Assets
Dow 2x Strategy Fund	$17,875,933	$–	$5,000,000	$–	$–	$22,875,933
Inverse Dow 2x Strategy Fund	–	–	5,000,000	185,746	–	5,185,746
Inverse NASDAQ-100® 2x Strategy Fund	–	15,821	10,410,969	526,120	–	10,952,910
Inverse Russell 2000® 2x Strategy Fund	–	–	1,000,000	205,389	–	1,205,389
Inverse S&P 500® 2x Strategy Fund	–	–	14,997,405	942,219	–	15,939,624
NASDAQ-100® 2x Strategy Fund	306,082,750	128,567	10,275,956	–	–	316,487,273
Russell 2000® 2x Strategy Fund	54,493,456	866,712	5,199,991	–	4,032	60,564,191
S&P 500® 2x Strategy Fund	130,928,862	367,033	10,028,800	–	–	141,324,695
Liabilities
Dow 2x Strategy Fund	$–	$23,867	$–	$909,383	$–	$933,250
Inverse Russell 2000® 2x Strategy Fund	–	24,615	–	–	–	24,615
Inverse S&P 500® 2x Strategy Fund	–	509,485	–	–	–	509,485
NASDAQ-100® 2x Strategy Fund	–	–	–	7,515,100	–	7,515,100
Russell 2000® 2x Strategy Fund	–	–	–	734,623	–	734,623
S&P 500® 2x Strategy Fund	–	–	–	3,215,326	–	3,215,326

* Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in the investment’s valuation changes. The Funds recognize transfers between the levels as of the beginning of the period. As of December 31, 2014, Russell 2000® 2x Strategy Fund had securities with a total value of $2,664 transfer from Level 2 to Level 3 due to stale trade prices. There were no other securities that transferred levels.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

4. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At December 31, 2014, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
UMB Financial Corp.			U.S. Treasury Notes
0.01%			1.50% - 4.63%
Due 01/02/15	$29,412,764	$29,412,772	6/30/16 - 11/30/16	$28,831,700	$30,001,065

RBC Capital Markets			U.S.TIP Note
0.03%			0.63%
Due 01/02/15	10,000,000	10,000,017	07/15/21	9,505,800	10,200,074

HSBC Group			U.S. Treasury Strips
0.02%			0.00%
Due 01/02/15	2,000,000	2,000,002	02/15/26	2,697,200	2,039,909
			U.S. Treasury Note
			0.88%
			11/30/16	100	101

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

5. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of the U.S. Treasury or Government Agencies and cash. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

At December 31, 2014, the Funds participated in securities lending as follows:

Fund	Value of Securities Loaned	Cash Collateral Received
S&P 500® 2x Strategy Fund	$27,495	$28,875
NASDAQ-100® 2x Strategy Fund	269,433	276,675
Russell 2000® 2x Strategy Fund	187,237	200,320

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Cash collateral received was invested in the following joint repurchase agreements at December 31, 2014:

Counterparty and Terms of Agreement	Face Value	Price	Collateral	Par Value	Fair Value
HSBC Securities, Inc.			Fannie Mae Strips
0.06%			0.00%
Due 01/02/15	$316,170	$316,171	11/15/19 - 07/15/37	$321,582	$209,332
			Federal Farm Credit Bank
			0.34% - 2.22%
			01/14/16 - 01/17/23	113,413	113,164
BNP Paribas Securities Corp.			U.S. Treasury Note
0.06%			1.25%
Due 01/02/15	127,785	127,786	04/30/19	131,783	130,341

Barclays Capital, Inc.			U.S. Treasury Note
0.05%			1.63%
Due 01/02/15	60,599	60,599	12/31/19	61,986	61,811

There is also $1,315 in segregated cash held as collateral.

6. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

During the period ended December 31, 2014, the Funds sought to gain leverage and exposure to their respective benchmarks by investing in financial-linked derivative instruments, including swap agreements and futures.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Dynamic Funds

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	February 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	February 25, 2015

By (Signature and Title)*	/s/ Nikolaos Bonos
Nikolaos Bonos, Vice President & Treasurer

Date	February 25, 2015

* Print the name and title of each signing officer under his or her signature.